United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-1

(Investment Company Act File Number)

Federated Stock and Bond Fund
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/10

Date of Reporting Period:  Six months ended 5/31/10

Item 1.                      Reports to Stockholders

Federated Stock and Bond Fund

Established 1934

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2010

Class A Shares
Class B Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2010	Year Ended November 30,
		2009	2008	2007	2006[1]	2005
Net Asset Value, Beginning of Period	$15.65	$13.11	$19.99	$20.55	$18.95	$18.38
Income From Investment Operations:
Net investment income	0.10[2]	0.29	0.40	0.41	0.38	0.31
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.28)	2.52	(4.91)	1.42	1.93	0.56
TOTAL FROM INVESTMENT OPERATIONS	(0.18)	2.81	(4.51)	1.83	2.31	0.87
Less Distributions:
Distributions from net investment income	(0.02)	(0.27)	(0.42)	(0.40)	(0.38)	(0.30)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	(1.95)	(1.99)	(0.33)	—
TOTAL DISTRIBUTIONS	(0.02)	(0.27)	(2.37)	(2.39)	(0.71)	(0.30)
Net Asset Value, End of Period	$15.45	$15.65	$13.11	$19.99	$20.55	$18.95
Total Return[3]	(1.18)%	21.84%	(25.39)%	9.88%	12.55%[4]	4.75%[4,5]
Ratios to Average Net Assets:
Net expenses	1.25%[6,7]	1.25%[7]	1.25%[7]	1.25%[7]	1.17%[7]	1.16%[7]
Net investment income	1.25%[6]	2.00%	2.48%	2.07%	1.90%	1.63%
Expense waiver/reimbursement[8]	0.20%[6]	0.26%	0.19%	0.10%	0.12%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$136,152	$149,696	$125,373	$195,687	$198,289	$234,204
Portfolio turnover	89%	254%	190%	135%	106%	50%
Semi-Annual Shareholder Report

1	Beginning with the year ended November 30, 2006, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	During the period, the Fund was reimbursed by an affiliated shareholder services provider, which had an impact of 0.01% and 0.02% on the total return for the years ended November 30, 2006 and 2005, respectively.
5	During the period, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return.
6	Computed on an annualized basis.
7	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.23%, 1.24%, 1.25%, 1.24%, 1.16% and 1.16% for the six months ended May 31, 2010 and for the years ended November 30, 2009, 2008, 2007, 2006 and 2005, respectively, after taking into account these expense reductions.
8	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2010	Year Ended November 30,
		2009	2008	2007	2006[1]	2005
Net Asset Value, Beginning of Period	$15.61	$13.09	$19.96	$20.52	$18.93	$18.36
Income From Investment Operations:
Net investment income	0.04[2]	0.15	0.26	0.25	0.20	0.14
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.28)	2.55	(4.89)	1.43	1.94	0.58
TOTAL FROM INVESTMENT OPERATIONS	(0.24)	2.70	(4.63)	1.68	2.14	0.72
Less Distributions:
Distributions from net investment income	(0.02)	(0.18)	(0.29)	(0.25)	(0.22)	(0.15)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	(1.95)	(1.99)	(0.33)	—
TOTAL DISTRIBUTIONS	(0.02)	(0.18)	(2.24)	(2.24)	(0.55)	(0.15)
Net Asset Value,End of Period	$15.35	$15.61	$13.09	$19.96	$20.52	$18.93
Total Return[3]	(1.56)%	20.86%	(25.97)%	9.05%	11.59%	3.95%[4]
Ratios to Average Net Assets:
Net expenses	2.05%[5,6]	2.05%[6]	2.05%[6]	2.03%[6]	1.99%[6]	1.95%[6]
Net investment income	0.46%[5]	1.23%	1.72%	1.31%	1.07%	0.84%
Expense waiver/reimbursement[7]	0.21%[5]	0.26%	0.17%	0.10%	0.11%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$16,596	$20,151	$21,637	$41,365	$50,182	$63,151
Portfolio turnover	89%	254%	190%	135%	106%	50%
Semi-Annual Shareholder Report

1	Beginning with the year ended November 30, 2006, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	During the period, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.03%, 2.04%, 2.05%, 2.03%, 1.98% and 1.95% for the six months ended May 31, 2010 and for the years ended November 30, 2009, 2008, 2007, 2006 and 2005, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2010	Year Ended November 30,
		2009	2008	2007	2006[1]	2005
Net Asset Value, Beginning of Period	$15.55	$13.04	$19.90	$20.47	$18.88	$18.31
Income From Investment Operations:
Net investment income	0.04[2]	0.18	0.26	0.26	0.22	0.17
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.28)	2.51	(4.87)	1.42	1.94	0.56
TOTAL FROM INVESTMENT OPERATIONS	(0.24)	2.69	(4.61)	1.68	2.16	0.73
Less Distributions:
Distributions from net investment income	(0.02)	(0.18)	(0.30)	(0.26)	(0.24)	(0.16)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	(1.95)	(1.99)	(0.33)	—
TOTAL DISTRIBUTIONS	(0.02)	(0.18)	(2.25)	(2.25)	(0.57)	(0.16)
Net Asset Value, End of Period	$15.29	$15.55	$13.04	$19.90	$20.47	$18.88
Total Return[3]	(1.57)%	20.86%	(25.98)%	9.05%	11.69%	3.98%[4]
Ratios to Average Net Assets:
Net expenses	2.04%[5,6]	2.05%[6]	2.05%[6]	2.00%[6]	1.95%[6]	1.93%[6]
Net investment income	0.45%[5]	1.18%	1.66%	1.30%	1.11%	0.88%
Expense waiver/reimbursement[7]	0.15%[5]	0.21%	0.16%	0.10%	0.11%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$31,961	$28,278	$20,603	$26,572	$27,033	$28,922
Portfolio turnover	89%	254%	190%	135%	106%	50%
Semi-Annual Shareholder Report

1	Beginning with the year ended November 30, 2006, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	During the period, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.02%, 2.04%, 2.05%, 2.00%, 1.95% and 1.93% for the six months ended May 31, 2010 and for the years ended November 30, 2009, 2008, 2007, 2006 and 2005, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2010	Year Ended November 30,
		2009	2008	2007	2006[1]	2005
Net Asset Value, Beginning of Period	$15.68	$13.13	$20.02	$20.57	$18.98	$18.40
Income From Investment Operations:
Net investment income	0.06[2]	0.26	0.30	0.33	0.28	0.25
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.28)	2.50	(4.90)	1.43	1.94	0.53
TOTAL FROM INVESTMENT OPERATIONS	(0.22)	2.76	(4.60)	1.76	2.22	0.78
Less Distributions:
Distributions from net investment income	(0.02)	(0.21)	(0.34)	(0.32)	(0.30)	(0.20)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	(1.95)	(1.99)	(0.33)	—
TOTAL DISTRIBUTIONS	(0.02)	(0.21)	(2.29)	(2.31)	(0.63)	(0.20)
Net Asset Value, End of Period	$15.44	$15.68	$13.13	$20.02	$20.57	$18.98
Total Return[3]	(1.43)%	21.30%	(25.76)%	9.44%	11.98%	4.27%[4]
Ratios to Average Net Assets:
Net expenses	1.74%[5,6]	1.75%[6]	1.75%[6]	1.70%[6]	1.68%[6]	1.65%[6]
Net investment income	0.76%[5]	1.41%	1.93%	1.55%	1.42%	1.31%
Expense waiver/reimbursement[7]	0.13%[5]	0.18%	0.14%	0.10%	0.11%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$48,107	$47,254	$18,947	$16,070	$10,234	$1,048
Portfolio turnover	89%	254%	190%	135%	106%	50%
Semi-Annual Shareholder Report

1	Beginning with the year ended November 30, 2006, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.01% on the total return.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.72%, 1.74%, 1.75%, 1.70%, 1.67% and 1.65% for the six months ended May 31, 2010 and for the years ended November 30, 2009, 2008, 2007, 2006 and 2005, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2009 to May 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2009	Ending Account Value 5/31/2010	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$988.20	$6.20
Class B Shares	$1,000	$984.40	$10.14
Class C Shares	$1,000	$984.30	$10.09
Class K Shares	$1,000	$985.70	$8.61
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.70	$6.29
Class B Shares	$1,000	$1,014.71	$10.30
Class C Shares	$1,000	$1,014.76	$10.25
Class K Shares	$1,000	$1,016.26	$8.75
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.25%
Class B Shares	2.05%
Class C Shares	2.04%
Class K Shares	1.74%
Semi-Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)

At May 31, 2010, the Fund's portfolio composition1 was as follows:

Portfolio Composition	Percentage of Total Net Assets[2]
Domestic Equity Securities	54.9%
Corporate Debt Securities	14.0%
International Equity Securities	5.6%
Mortgage-Backed Securities[3]	4.8%
U.S. Treasury and Agency Securities	2.3%
Foreign Debt Securities	1.7%
Asset-Backed Securities	1.2%
Municipal Security[4]	0.0%
Derivative Contracts[5]	(0.6)%
Cash Equivalents[6]	16.3%
Other Assets and Liabilities — Net[7]	(0.2)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
4	Represents less than 0.1%.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

At May 31, 2010, the Fund's sector composition8 was as follows:
Sector Composition of Equity Holdings	Percentage of Equity Securities
Information Technology	19.8%
Consumer Discretionary	14.6%
Industrials	13.9%
Financials	13.8%
Health Care	11.3%
Consumer Staples	9.9%
Energy	9.1%
Materials	2.9%
Utilities	2.6%
Telecommunication Services	2.1%
TOTAL	100.0%
8	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report

Portfolio of Investments

May 31, 2010 (unaudited)

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS – 32.3%
		Consumer Discretionary – 4.7%
2,000	[1]	Amazon.com, Inc.	250,920
1,500	[1]	Bed Bath & Beyond, Inc.	67,305
2,000		Best Buy Co., Inc.	84,500
16,800		Comcast Corp., Class A	303,912
73,800		D. R. Horton, Inc.	899,622
5,700	[1]	DIRECTV — Class A	214,833
47,800	[1]	Ford Motor Co.	560,694
2,000		Gap (The), Inc.	43,600
900		Genuine Parts Co.	36,549
10,000		Home Depot, Inc.	338,600
9,600		Johnson Controls, Inc.	273,888
19,200		KB HOME	278,016
11,500	[1]	Kohl's Corp.	583,625
11,400	[1]	Las Vegas Sand Corp.	267,672
47,300		Lennar Corp., Class A	818,290
500		Limited Brands	12,430
8,600		Lowe's Cos., Inc.	212,850
9,800		M.D.C. Holdings, Inc.	307,524
800		Macy's, Inc.	17,768
11,774		McDonald's Corp.	787,327
500	[1]	NVR, Inc.	342,640
13,300		News Corp., Inc. — Class A	175,560
300		Nordstrom, Inc.	11,910
14,300		Omnicom Group, Inc.	542,685
1,700		Penney (J.C.) Co., Inc.	46,733
300	[1]	Priceline.com, Inc.	57,348
79,400	[1]	Pulte Group, Inc.	884,516
200		Ross Stores, Inc.	10,480
14,700		Ryland Group, Inc.	273,420
600		Sherwin-Williams Co.	45,978
8,500		Stanley Black & Decker, Inc.	474,215
4,300		Staples, Inc.	92,536
2,500		TJX Cos., Inc.	113,650
4,500		Target Corp.	245,385
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
200		Tiffany & Co.	9,086
2,109		Time Warner Cable, Inc.	115,426
6,900		Time Warner, Inc.	213,831
41,700	[1]	Toll Brothers, Inc.	878,619
3,600	[1]	Viacom, Inc., Class B — New	120,996
11,700		Walt Disney Co.	391,014
		TOTAL	11,405,953
		Consumer Staples – 3.2%
16,820		Altria Group, Inc.	341,278
6,056		Archer-Daniels-Midland Co.	153,035
3,500		CVS Corp.	121,205
4,094		ConAgra Foods, Inc.	98,993
1,100		Costco Wholesale Corp.	64,075
3,038		General Mills, Inc.	216,397
17,749		Heinz (H.J.) Co.	784,151
14,119		Kellogg Co.	754,378
14,078		Kraft Foods, Inc., Class A	402,631
19,400		Kroger Co.	390,522
1,445		Lorillard, Inc.	103,303
4,000		Mead Johnson Nutrition Co.	197,280
20,617		PepsiCo, Inc.	1,296,603
15,212		Philip Morris International, Inc.	671,153
6,700		Procter & Gamble Co.	409,303
1,525		Reynolds American, Inc.	79,514
6,300		Sara Lee Corp.	89,271
1,500		Sysco Corp.	44,715
18,658		The Coca-Cola Co.	959,021
9,200		Wal-Mart Stores, Inc.	465,152
2,500		Walgreen Co.	80,100
		TOTAL	7,722,080
		Energy – 3.0%
2,729		Anadarko Petroleum Corp.	142,809
1,764		Apache Corp.	157,948
2,400		Baker Hughes, Inc.	91,536
3,150		Chesapeake Energy Corp.	70,371
22,579		Chevron Corp.	1,667,911
8,483		ConocoPhillips	439,928
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
2,716		Devon Energy Corp.	173,417
1,263		EOG Resources, Inc.	132,413
38,572		Exxon Mobil Corp.	2,332,063
4,529		Halliburton Co.	112,455
1,464		Hess Corp.	77,885
3,540		Marathon Oil Corp.	110,059
827	[1]	NRG Energy, Inc.	19,310
2,080		National-Oilwell, Inc.	79,310
1,100		Noble Energy, Inc.	65,439
6,117		Occidental Petroleum Corp.	504,714
13,200		Schlumberger Ltd.	741,180
1,692	[1]	Southwestern Energy Co.	63,636
3,407		Spectra Energy Corp.	68,174
2,923		XTO Energy, Inc.	124,929
		TOTAL	7,175,487
		Financials – 4.4%
800		AON Corp.	31,576
900		Aflac, Inc.	39,870
1,600		Allstate Corp.	49,008
7,612		American Express Co.	303,491
638		Avalonbay Communities, Inc.	62,562
2,800		BB&T Corp.	84,672
81,452		Bank of America Corp.	1,282,055
3,209	[1]	Berkshire Hathaway, Inc. — Class B	226,395
1,037		Boston Properties, Inc.	79,517
459		CME Group, Inc.	145,342
2,881		Capital One Financial Corp.	118,985
1,000		Chubb Corp.	50,240
224,549	[1]	Citigroup, Inc.	889,214
2,131		Equity Residential Properties Trust	96,172
3,300		Fifth Third Bancorp	42,867
986		Franklin Resources, Inc.	96,717
1,500	[1]	Genworth Financial, Inc., Class A	23,385
4,639		Goldman Sachs Group, Inc.	669,222
2,247		HCP, Inc.	71,589
1,200		Hartford Financial Services Group, Inc.	30,084
4,878		Host Hotels & Resorts, Inc.	69,560
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
35,888		J.P. Morgan Chase & Co.	1,420,447
1,900		Kimco Realty Corp.	27,170
1,100		Loews Corp.	35,761
300		M & T Bank Corp.	23,772
1,600		Marsh & McLennan Cos., Inc.	34,896
14,100		MetLife, Inc.	570,909
9,054		Morgan Stanley	245,454
10,700		PNC Financial Services Group	671,425
1,200		Plum Creek Timber Co., Inc.	42,024
2,000		Progressive Corp. Ohio	39,180
2,250		Prologis Trust	25,605
900		Prudential Financial	51,939
1,286		Public Storage	119,199
5,000		Regions Financial Corp.	38,150
6,499		Schwab (Charles) Corp.	106,194
2,165		Simon Property Group, Inc.	184,090
10,637		State Street Corp.	406,014
2,000		SunTrust Banks, Inc.	53,900
7,710		The Bank of New York Mellon Corp.	209,712
11,000		The Travelers Cos, Inc.	544,170
28,226		U.S. Bancorp	676,295
1,190		Ventas, Inc.	55,871
1,491		Vornado Realty Trust	115,821
21,300		Wells Fargo & Co.	611,097
		TOTAL	10,771,618
		Health Care – 3.7%
21,694		Abbott Laboratories	1,031,767
2,151		Aetna, Inc.	62,723
1,400		AmerisourceBergen Corp.	43,792
5,809	[1]	Amgen, Inc.	300,790
819		Bard (C.R.), Inc.	66,314
3,130		Baxter International, Inc.	132,180
1,202		Becton, Dickinson & Co.	85,703
13,647	[1]	Boston Scientific Corp.	82,564
21,753		Bristol-Myers Squibb Co.	504,887
2,392		CIGNA Corp.	80,060
1,793		Cardinal Health, Inc.	61,841
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
5,352	[1]	Celgene Corp.	282,372
6,826	[1]	Express Scripts, Inc., Class A	686,696
2,600	[1]	Genzyme Corp.	126,490
11,323	[1]	Gilead Sciences, Inc.	406,722
9,000	[1]	Hospira, Inc.	468,540
219	[1]	Intuitive Surgical, Inc.	70,687
22,678		Johnson & Johnson	1,322,127
6,022		Lilly (Eli) & Co.	197,461
1,408		McKesson HBOC, Inc.	98,560
2,403	[1]	Medco Health Solutions, Inc.	138,533
5,632		Medtronic, Inc.	220,662
28,631		Merck & Co., Inc.	964,578
47,382		Pfizer, Inc.	721,628
1,411		Quest Diagnostics, Inc.	74,430
1,686	[1]	St. Jude Medical, Inc.	62,955
1,441		Stryker Corp.	76,416
2,396	[1]	Thermo Fisher Scientific, Inc.	124,736
5,935		UnitedHealth Group, Inc.	172,531
2,344	[1]	Wellpoint, Inc.	120,247
1,109	[1]	Zimmer Holdings, Inc.	62,026
		TOTAL	8,851,018
		Industrials – 4.5%
9,530		3M Co.	755,824
6,767		Boeing Co.	434,306
4,100		CSX Corp.	214,225
5,613		Caterpillar, Inc.	341,046
4,528		Cummins, Inc.	307,813
2,335		Danaher Corp.	185,352
3,848		Deere & Co.	221,953
26,000	[1]	Delta Air Lines, Inc.	353,080
6,500		Donnelley (R.R.) & Sons Co.	124,540
1,600		Dun & Bradstreet Corp.	116,784
1,443		Eaton Corp.	100,938
6,775		Emerson Electric Co.	314,631
4,000		Equifax, Inc.	121,000
5,000		Fluor Corp.	234,600
3,475		General Dynamics Corp.	235,953
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
122,521		General Electric Co.	2,003,218
6,897		Honeywell International, Inc.	294,985
1,504		ITT Corp.	72,613
3,072		Illinois Tool Works, Inc.	142,633
5,700		Iron Mountain, Inc.	139,764
3,800		Joy Global, Inc.	193,800
900		L-3 Communications Holdings, Inc.	74,367
2,874		Lockheed Martin Corp.	229,690
2,719		Northrop Grumman Corp.	164,472
2,911		PACCAR, Inc.	119,351
1,400		Parker-Hannifin Corp.	86,044
6,500		Pitney Bowes, Inc.	147,160
5,365		Precision Castparts Corp.	626,095
8,894		Raytheon Co.	466,135
10,100		Republic Services, Inc.	294,112
4,600		Robert Half International, Inc.	116,334
2,700	[1]	Stericycle, Inc.	158,274
12,235		Tyco International Ltd.	442,785
8,448		United Technologies Corp.	569,226
15,300		Waste Management, Inc.	497,403
		TOTAL	10,900,506
		Information Technology – 6.4%
4,155	[1]	Adobe Systems, Inc.	133,292
2,241		Altera Corp.	52,820
1,949		Analog Devices, Inc.	56,852
8,947	[1]	Apple, Inc.	2,300,811
10,230		Applied Materials, Inc.	132,069
3,698		Automatic Data Processing, Inc.	151,174
2,581		Broadcom Corp.	89,096
3,681		CA, Inc.	74,540
60,834	[1]	Cisco Systems, Inc.	1,408,916
2,216	[1]	Cognizant Technology Solutions Corp.	110,889
24,967		Corning, Inc.	435,175
11,905	[1]	Dell, Inc.	158,694
14,368	[1]	EMC Corp. Mass	267,532
8,352	[1]	eBay, Inc.	178,816
1,733	[1]	Google, Inc.	840,817
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
30,217		Hewlett-Packard Co.	1,390,284
63,832		Intel Corp.	1,367,281
9,392		International Business Machines Corp.	1,176,442
2,282	[1]	Intuit, Inc.	81,559
1,758		Linear Technology Corp.	49,154
709		Mastercard, Inc. Class A	143,055
5,445	[1]	Micron Technology, Inc.	49,495
84,104		Microsoft Corp.	2,169,883
16,058	[1]	Motorola, Inc.	109,997
3,768	[1]	NVIDIA Corp.	49,512
52,528		Oracle Corp.	1,185,557
3,064		Paychex, Inc.	87,447
12,586		Qualcomm, Inc.	447,558
5,934	[1]	Symantec Corp.	84,085
7,970		Texas Instruments, Inc.	194,627
3,200		Visa, Inc.-Class A Shares	231,872
5,044		Western Union Co.	80,502
2,102		Xilinx, Inc.	51,394
8,355	[1]	Yahoo, Inc.	128,166
		TOTAL	15,469,363
		Materials – 0.9%
4,200		Agnico Eagle Mines, Ltd.	246,036
1,109		Air Products & Chemicals, Inc.	76,588
400		Airgas, Inc.	24,988
2,882		Alcoa, Inc.	33,547
300		CF Industries Holdings, Inc.	20,577
648		Cliffs Natural Resources, Inc.	36,197
13,460		Dow Chemical Co.	362,209
2,449		Du Pont (E.I.) de Nemours & Co.	88,580
622		Ecolab, Inc.	29,377
7,725		Freeport-McMoRan Copper & Gold, Inc.	541,136
1,202		International Paper Co.	27,922
2,900		Lubrizol Corp.	256,853
1,485		Monsanto Co.	75,542
1,387		Newmont Mining Corp.	74,648
893		Nucor Corp.	38,444
466		PPG Industries, Inc.	29,857
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
839		Praxair, Inc.	65,106
591		Sigma-Aldrich Corp.	31,489
3,916		Teck Cominco Ltd., Class B	133,222
682		United States Steel Corp.	32,197
652		Vulcan Materials Co.	32,913
565		Weyerhaeuser Co.	24,058
		TOTAL	2,281,486
		Telecommunication Services – 0.7%
29,700		AT&T, Inc.	721,710
2,000	[1]	American Tower Systems Corp.	81,060
88,800		Qwest Communications International, Inc.	465,312
14,200		Verizon Communications	390,784
		TOTAL	1,658,866
		Utilities – 0.8%
1,181	[1]	AES Corp.	12,129
3,076		Ameren Corp.	75,854
2,782		American Electric Power Co., Inc.	88,913
454		Consolidated Edison Co.	19,336
2,514		Constellation Energy Group	88,945
287		DTE Energy Co.	13,061
3,537		Dominion Resources, Inc.	137,801
7,786		Duke Energy Corp.	124,265
1,631		EQT Corp.	63,919
592		Edison International	19,157
1,095		Entergy Corp.	82,202
3,930		Exelon Corp.	151,698
2,402		FPL Group, Inc.	119,932
503		FirstEnergy Corp.	17,711
2,181		P G & E Corp.	90,511
617		PPL Corp.	15,925
525		Progress Energy, Inc.	20,260
2,966		Public Service Enterprises Group, Inc.	90,849
311		Questar Corp.	13,951
418		Sempra Energy	19,228
22,959		Southern Co.	750,759
400		Wisconsin Energy Corp.	19,600
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
840		Xcel Energy, Inc.	17,212
		TOTAL	2,053,218
		TOTAL COMMON STOCKS (IDENTIFIED COST $75,629,427)	78,289,595
		Asset-Backed Securities – 1.0%
$8,670	[2,3]	125 Home Loan Owner Trust 1998-1A B1, 9.76%, 2/15/2029	7,196
250,000		Banc of America Commercial Mortgage, Inc. 2007-4 A4, 5.744%, 2/10/2051	243,468
800,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Series 2007-CD5, 5.886%, 11/15/2044	782,403
350,000		LB-UBS Commercial Mortgage Trust 2008-C1 A2, 6.324%, 4/15/2041	354,044
100,000		Merrill Lynch Mortgage Trust 2008-C1 AM, 6.461%, 2/12/2051	79,153
400,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Series 2007-6, 5.485%, 03/12/2051	361,595
315,000		Morgan Stanley Capital I 2006-IQ12 A4, 5.332%, 12/15/2043	311,797
250,000		Morgan Stanley Capital, Inc. A4, 5.880%, 6/11/2049	245,200
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $2,431,187)	2,384,856
		Collateralized Mortgage Obligations – 0.5%
800,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4 A3, 5.293%, 12/11/2049	781,983
450,000		JP Morgan Chase Commercial Mortgage Securities 2007-C1 A4, 5.716%, 2/15/2051	421,136
5,306	[2,3]	SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 7.719%, 1/28/2027	4,244
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,257,635)	1,207,363
		Corporate Bonds – 7.1%
		Basic Industry - Chemicals – 0.1%
95,000		Dow Chemical Co., Note, 8.550%, 05/15/2019	112,853
40,000		Du Pont (E.I.) de Nemours & Co., 5.000%, 01/15/2013	43,424
100,000		Praxair, Inc., 4.625%, 03/30/2015	109,013
35,000		Rohm & Haas Co., 6.000%, 09/15/2017	37,064
		TOTAL	302,354
		Basic Industry - Metals & Mining – 0.4%
80,000		Alcan, Inc., 5.000%, 06/01/2015	85,632
70,000		Alcoa, Inc., Note, 5.550%, 02/01/2017	68,340
90,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 06/01/2019	105,569
10,000		BHP Finance (USA), Inc., 6.500%, 04/01/2019	11,673
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
$200,000		Barrick Gold Corp., 6.950%, 04/01/2019	232,510
120,000		Newmont Mining Corp., Company Guarantee, 5.875%, 04/01/2035	116,182
120,000		Rio Tinto Finance USA Ltd., 5.875%, 07/15/2013	130,973
100,000	[2,3]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.500%, 11/16/2011	104,706
		TOTAL	855,585
		Basic Industry - Paper – 0.1%
30,000		International Paper Co., Sr. Unsecd. Note, 7.500%, 08/15/2021	34,287
20,000		Louisiana-Pacific Corp., 8.875%, 08/15/2010	20,475
150,000		Pope & Talbot, Inc., 8.375%, 6/1/2013	15
100,000		Weyerhaeuser Co., Deb., 7.375%, 03/15/2032	97,678
		TOTAL	152,455
		Capital Goods - Aerospace & Defense – 0.1%
50,000	[2,3]	BAE Systems Holdings, Inc., 5.200%, 08/15/2015	54,266
100,000		Boeing Co., 4.875%, 02/15/2020	107,350
25,000		Lockheed Martin Corp., Sr. Note, 4.121%, 03/14/2013	26,647
		TOTAL	188,263
		Capital Goods - Building Materials – 0.0%
50,000		RPM International, Inc., 6.500%, 02/15/2018	54,242
40,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	42,790
		TOTAL	97,032
		Capital Goods - Diversified Manufacturing – 0.1%
20,000		Dover Corp., Note, 5.450%, 03/15/2018	22,113
70,000		Emerson Electric Co., 4.875%, 10/15/2019	75,860
68,000	[2,3]	Hutchison Whampoa International Ltd., 6.500%, 02/13/2013	74,124
100,000		Roper Industries, Inc., Sr. Unsecd. Note, 6.250%, 09/01/2019	108,039
90,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, 6.000%, 02/15/2067	66,150
		TOTAL	346,286
		Capital Goods - Environmental – 0.1%
110,000	[2,3]	Republic Services, Inc., Sr. Unsecd. Note, Series 144A, 5.500%, 09/15/2019	116,543
25,000		Waste Management, Inc., 7.375%, 03/11/2019	29,839
		TOTAL	146,382
		Capital Goods - Packaging – 0.0%
40,000		Pactiv Corp., 6.400%, 01/15/2018	41,311
		Communications - Media & Cable – 0.2%
27,000		Comcast Cable Communications Holdings, Company Guarantee, 8.375%, 03/15/2013	31,373
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
$100,000		Comcast Corp., 7.050%, 03/15/2033	111,891
100,000		Comcast Corp., Company Guarantee, 6.500%, 01/15/2017	112,381
120,000		Time Warner Cable, Inc., Company Guarantee, 6.750%, 06/15/2039	128,828
20,000		Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	24,335
50,000		Time Warner Cable, Inc., Company Guarantee, 8.750%, 02/14/2019	62,245
50,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.850%, 05/01/2017	54,502
		TOTAL	525,555
		Communications - Media Noncable – 0.1%
120,000		News America Holdings, Inc., Sr. Deb., 9.250%, 02/01/2013	141,076
90,000		News America, Inc., 5.650%, 08/15/2020	97,578
		TOTAL	238,654
		Communications - Telecom Wireless – 0.2%
130,000		AT&T Wireless Services, Inc., 8.750%, 03/01/2031	173,277
90,000		America Movil S.A.B. de C.V., Note, 5.750%, 01/15/2015	99,136
20,000		Vodafone Group PLC, 5.350%, 02/27/2012	21,087
90,000		Vodafone Group PLC, Note, 5.625%, 02/27/2017	97,562
		TOTAL	391,062
		Communications - Telecom Wirelines – 0.2%
15,000		CenturyTel, Inc., Sr. Note, 6.150%, 09/15/2019	14,608
150,000		Deutsche Telekom International Finance BV, 4.875%, 07/08/2014	160,371
45,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 07/08/2019	48,254
100,000		Telefonica SA, Sr. Note, 5.855%, 02/04/2013	107,286
40,000		Verizon Communications, Inc., 6.100%, 04/15/2018	44,550
50,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.350%, 04/01/2019	56,986
		TOTAL	432,055
		Consumer Cyclical - Automotive – 0.0%
70,000		DaimlerChrysler North America Holding Corp., 6.500%, 11/15/2013	77,496
		Consumer Cyclical - Entertainment – 0.2%
80,000		International Speedway Corp., 5.400%, 04/15/2014	86,350
280,000		Time Warner, Inc., Company Guarantee, 6.875%, 05/01/2012	305,346
		TOTAL	391,696
		Consumer Cyclical - Lodging – 0.0%
50,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.000%, 12/01/2016	48,595
		Consumer Cyclical - Retailers – 0.2%
179,755	[2,3]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 01/11/2027	176,061
60,000		Costco Wholesale Corp., 5.300%, 03/15/2012	64,361
20,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.750%, 02/15/2018	20,150
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
$70,000		Target Corp., Note, 5.875%, 07/15/2016	81,054
40,000		Wal-Mart Stores, Inc., 6.200%, 04/15/2038	44,682
		TOTAL	386,308
		Consumer Non-Cyclical - Food/Beverage – 0.3%
90,000	[2,3]	Bacardi Ltd., Sr. Note, 7.450%, 04/01/2014	103,942
70,000		Bottling Group LLC, Note, 5.500%, 04/01/2016	79,090
30,000		Coca-Cola Enterprises, Inc., 4.250%, 03/01/2015	32,136
80,000		Diageo Capital PLC, Company Guarantee, 7.375%, 01/15/2014	93,454
60,000		General Mills, Inc., Note, 5.700%, 02/15/2017	67,901
125,000		Kraft Foods, Inc., Note, 5.250%, 10/01/2013	137,406
100,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 02/01/2018	110,562
50,000		PepsiCo, Inc., 4.650%, 02/15/2013	54,048
30,000		Ralcorp Holdings, Inc., Company Guarantee, 6.625%, 08/15/2039	31,107
15,000		Sysco Corp., Sr. Note, 5.375%, 03/17/2019	16,562
		TOTAL	726,208
		Consumer Non-Cyclical - Health Care – 0.1%
50,000		Boston Scientific Corp., 4.500%, 01/15/2015	48,686
50,000		Boston Scientific Corp., 6.000%, 01/15/2020	48,487
20,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.25%, 6/15/2019	23,957
75,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.400%, 07/01/2017	85,444
		TOTAL	206,574
		Consumer Non-Cyclical - Pharmaceuticals – 0.1%
40,000		Abbott Laboratories, 5.150%, 11/30/2012	43,708
100,000		Genentech, Inc., Note, 4.750%, 07/15/2015	109,107
80,000		Pfizer, Inc., Sr. Unsecd. Note, 6.200%, 03/15/2019	92,661
		TOTAL	245,476
		Consumer Non-Cyclical - Products – 0.0%
45,000		Philips Electronics NV, 5.750%, 03/11/2018	50,168
		Consumer Non-Cyclical - Supermarkets – 0.0%
25,000		Kroger Co., Bond, 6.900%, 04/15/2038	29,421
		Consumer Non-Cyclical - Tobacco – 0.0%
70,000		Altria Group, Inc., 9.250%, 08/06/2019	83,294
		Energy - Independent – 0.1%
120,000		Canadian Natural Resources Ltd., 4.900%, 12/01/2014	129,416
30,000		EOG Resources, Inc., Note, 5.625%, 06/01/2019	33,288
25,000		Pemex Project Funding Master, 5.750%, 12/15/2015	26,234
80,000	[2,3]	Petroleos Mexicanos, Series 144A, 4.875%, 3/15/2015	82,026
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
$20,000		XTO Energy, Inc., 6.750%, 08/01/2037	24,033
25,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.250%, 08/01/2017	28,955
		TOTAL	323,952
		Energy - Integrated – 0.1%
60,000		Conoco, Inc., Sr. Note, 6.950%, 04/15/2029	71,486
100,000		ConocoPhillips Australia Funding Co., 5.500%, 04/15/2013	109,856
35,000		Petro-Canada, Deb., 7.000%, 11/15/2028	38,568
33,340	[2,3]	Qatar Petroleum, 5.579%, 05/30/2011	34,147
100,000	[2,3]	Statoil ASA, 5.125%, 04/30/2014	110,323
		TOTAL	364,380
		Energy - Oil Field Services – 0.0%
50,000		Noble Drilling Corp., Sr. Note, 7.5%, 3/15/2019	58,179
25,000		Weatherford International Ltd., 6.000%, 03/15/2018	26,004
20,000		Weatherford International Ltd., 7.000%, 03/15/2038	19,305
		TOTAL	103,488
		Energy - Refining – 0.1%
110,000		Premcor Refining Group, Inc., 6.125%, 05/01/2011	114,705
25,000		Valero Energy Corp., 9.375%, 03/15/2019	29,735
		TOTAL	144,440
		Financial Institution - Banking – 1.0%
50,000		Bank of America Corp., Sr. Note, 5.375%, 06/15/2014	51,444
120,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	132,932
100,000	[2,3]	Barclays Bank PLC, 5.926%, 12/31/2049	77,625
70,000		Capital One Financial Corp., Sr. Note, 7.375%, 05/23/2014	79,712
80,000		Citigroup, Inc., Note, 5.125%, 05/05/2014	81,285
60,000	[2,3]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.750%, 10/15/2014	61,169
200,000		First Union Institutional, Bond, 8.04%, 12/1/2026	201,000
50,000		Goldman Sachs Group, Inc., 6.125%, 02/15/2033	46,827
150,000		Goldman Sachs Group, Inc., Sr. Note, 6.150%, 04/01/2018	154,104
320,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 01/15/2015	330,008
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	84,750
100,000		HSBC Finance Corp., 5.000%, 06/30/2015	103,516
75,000		Household Finance Corp., Unsecd. Note, 4.75%, 7/15/2013	78,442
90,000		M & T Bank Corp., 5.375%, 05/24/2012	95,904
30,000		Merrill Lynch & Co., Inc., Sr. Unsecd. Note, 6.050%, 08/15/2012	31,705
100,000		Morgan Stanley Group, Inc., 5.300%, 03/01/2013	102,838
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
$100,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 04/01/2018	103,033
30,000		Northern Trust Corp., 4.625%, 05/01/2014	32,356
15,000		PNC Funding Corp., Sub. Note, 5.625%, 02/01/2017	15,783
470,547	[2,3]	Regional Diversified Funding, 9.250%, 03/15/2030	275,726
20,000		State Street Corp., Sr. Note, 4.300%, 05/30/2014	21,153
100,000		U.S. Bank, N.A., 6.300%, 02/04/2014	112,037
140,000		Wachovia Corp., 5.750%, 02/01/2018	149,895
40,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	41,122
		TOTAL	2,464,366
		Financial Institution - Brokerage – 0.3%
220,000		Blackrock, Inc., 6.250%, 09/15/2017	249,324
50,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.950%, 06/01/2014	53,947
40,000		Eaton Vance Corp., 6.500%, 10/02/2017	43,922
100,000	[2,3]	FMR LLC, 4.75%, 3/01/2013	104,752
25,000		Janus Capital Group, Inc., Sr. Note, 6.500%, 06/15/2012	25,799
30,000		Janus Capital Group, Inc., Sr. Note, 6.950%, 06/15/2017	30,710
95,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.500%, 07/15/2019	106,805
60,000		Lehman Brothers Holdings, Note, 4.80%, 3/13/2014	12,750
30,000		Nuveen Investments, 5.00%, 9/15/2010	30,000
30,000		Nuveen Investments, 5.500%, 09/15/2015	22,950
75,000		Raymond James Financial, Inc., 8.600%, 08/15/2019	86,162
		TOTAL	767,121
		Financial Institution - Finance Noncaptive – 0.5%
160,000		American Express Co., Sr. Unsecd. Note, 8.125%, 05/20/2019	194,976
60,000		American Express Credit Corp., Sr. Unsecd. Note, 5.125%, 08/25/2014	64,171
100,000		American International Group, Inc., Sr. Note, 4.700%, 10/01/2010	99,775
120,000		Berkshire Hathaway, Inc., Company Guarantee, 5.000%, 08/15/2013	130,543
120,000		Capital One Capital IV, 6.745%, 02/17/2037	100,200
20,000		Capital One Capital V, 10.250%, 08/15/2039	21,625
510,000		General Electric Capital Corp., 5.625%, 05/01/2018	531,881
30,000		General Electric Capital Corp., Note, Series MTN, 6.750%, 03/15/2032	31,135
80,000		International Lease Finance Corp., 4.875%, 09/01/2010	79,800
30,000	[2,3]	Macquarie Group Ltd., Note, Series 144A, 7.625%, 8/13/2019	33,404
		TOTAL	1,287,510
		Financial Institution - Insurance - Health – 0.1%
50,000		CIGNA Corp., 6.350%, 03/15/2018	55,106
50,000		UnitedHealth Group, Inc., Bond, 6.000%, 02/15/2018	54,958
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
$50,000		Wellpoint, Inc., 5.850%, 01/15/2036	48,538
		TOTAL	158,602
		Financial Institution - Insurance - Life – 0.7%
100,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	115,204
100,000	[2,3]	Massachusetts Mutual Life Insurance Co., Sub. Note, 8.875%, 06/01/2039	131,711
90,000		MetLife, Inc., 6.750%, 06/01/2016	100,919
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 08/01/2069	11,911
80,000	[2,3]	New York Life Insurance Co., Sub. Note, 6.750%, 11/15/2039	89,531
300,000	[2,3]	Pacific LifeCorp., Bond, 6.600%, 09/15/2033	285,609
50,000		Prudential Financial, Inc., 5.150%, 01/15/2013	52,968
40,000		Prudential Financial, Inc., 6.625%, 12/01/2037	42,344
10,000		Prudential Financial, Inc., Sr. Note, 7.375%, 06/15/2019	11,435
100,000		Prudential Financial, Inc., Sr. Unsecd. Note, 4.750%, 09/17/2015	103,422
750,000	[2]	Union Central Life Ins Co., Note, 8.20%, 11/1/2026	707,218
		TOTAL	1,652,272
		Financial Institution - Insurance - P&C – 0.2%
80,000		ACE INA Holdings, Inc., Sr. Note, 5.700%, 02/15/2017	86,873
80,000		CNA Financial Corp., 6.500%, 08/15/2016	82,764
15,000		Chubb Corp., Sr. Note, 5.750%, 05/15/2018	16,489
50,000		Horace Mann Educators Corp., Sr. Note, 6.850%, 04/15/2016	51,029
100,000	[2,3]	Liberty Mutual Group, Inc., Unsecd. Note, 5.750%, 03/15/2014	103,270
30,000	[2,3]	Nationwide Mutual Insurance Co., Note, Series 144A, 9.375%, 08/15/2039	34,342
10,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.500%, 12/01/2015	11,136
		TOTAL	385,903
		Financial Institution - REITs – 0.2%
45,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.700%, 03/15/2017	48,248
75,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	78,825
40,000		Equity One, Inc., Bond, 6.000%, 09/15/2017	40,032
40,000		Liberty Property LP, 6.625%, 10/01/2017	42,239
120,000		Prologis, Sr. Note, 5.500%, 04/01/2012	125,493
20,000		Prologis, Sr. Note, 7.625%, 8/15/2014	21,364
40,000		Simon Property Group LP, 6.750%, 05/15/2014	44,391
50,000		Simon Property Group, Inc., 6.350%, 08/28/2012	54,264
		TOTAL	454,856
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		Foreign-Local-Government – 0.0%
$50,000		Quebec, Province of, Note, Series MTNA, 7.035%, 3/10/2026	63,690
		Municipal Services – 0.1%
140,000	[2,3]	Army Hawaii Family Housing, 5.524%, 6/15/2050	122,112
100,000	[2,3]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/01/2050	86,682
		TOTAL	208,794
		Technology – 0.3%
20,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.500%, 02/22/2016	22,688
40,000		Dell Computer Corp., Deb., 7.100%, 04/15/2028	46,838
60,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.500%, 03/15/2011	61,990
105,000		Fiserv, Inc., Sr. Note, 6.800%, 11/20/2017	118,000
50,000		Harris Corp., 5.950%, 12/01/2017	55,364
60,000		Hewlett-Packard Co., Note, 5.400%, 03/01/2017	66,874
200,000		IBM Corp., Sr. Note, 5.700%, 09/14/2017	227,869
100,000		Oracle Corp., Sr. Unsecd. Note, Series WI, 5.000%, 01/15/2011	102,703
		TOTAL	702,326
		Transportation - Railroads – 0.1%
100,000		Burlington Northern Santa Fe Corp., 4.875%, 01/15/2015	108,378
50,000		Union Pacific Corp., 4.875%, 01/15/2015	53,410
45,000		Union Pacific Corp., Bond, 6.625%, 2/01/2029	49,605
		TOTAL	211,393
		Transportation - Services – 0.0%
75,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	83,621
		Utility - Electric – 0.5%
60,000		Appalachian Power Co., Sr. Unsecd. Note, 7.950%, 01/15/2020	74,069
50,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	48,717
50,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.800%, 03/15/2018	55,177
40,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.500%, 09/15/2016	44,054
10,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.650%, 04/01/2019	11,855
60,000	[2,3]	Electricite De France SA, 5.50%, 1/26/2014	66,746
90,000		FirstEnergy Solutions Co, Company Guarantee, 4.800%, 2/15/2015	92,970
50,000		FirstEnergy Solutions Co, Company Guarantee, 6.05%, 8/15/2021	49,682
83,270	[2,3]	Great River Energy, 1st Mtg. Note, 5.829%, 07/01/2017	91,878
120,000		MidAmerican Energy Co., 4.650%, 10/01/2014	128,891
100,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/01/2018	136,847
30,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.250%, 03/01/2018	32,633
Semi-Annual Shareholder Report

Shares or Principal Amount		Value in U.S. Dollars
$60,000	PPL Energy Supply LLC, Sr. Unsecd. Note, 6.000%, 12/15/2036	62,989
40,000	Progress Energy, Inc., 7.050%, 03/15/2019	46,324
100,000	Union Electric Co., 6.000%, 04/01/2018	108,267
120,000	Virginia Electric & Power Co., Sr. Unsecd. Note, 5.000%, 06/30/2019	128,001
80,000	Virginia Electric & Power Co., Sr. Unsecd. Note, 5.100%, 11/30/2012	86,760
	TOTAL	1,265,860
	Utility - Natural Gas Distributor – 0.1%
120,000	Atmos Energy Corp., 5.125%, 01/15/2013	128,322
15,000	Atmos Energy Corp., 8.500%, 03/15/2019	18,728
60,000	Sempra Energy, Sr. Unsecd. Note, 6.500%, 06/01/2016	68,864
	TOTAL	215,914
	Utility - Natural Gas Pipelines – 0.2%
100,000	Duke Capital Corp., Sr. Note, 6.250%, 02/15/2013	109,107
70,000	Enbridge, Inc., Sr. Note, 5.600%, 04/01/2017	76,521
110,000	Enterprise Products Operating LLC, Company Guarantee, 9.750%, 01/31/2014	132,848
100,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 03/15/2035	91,117
	TOTAL	409,593
	TOTAL CORPORATE BONDS (IDENTIFIED COST $16,721,354)	17,230,311
	Governments/Agencies – 0.0%
	Sovereign – 0.0%
75,000	United Mexican States, 6.625%, 03/03/2015	85,125
30,000	United Mexican States, Series MTNA, 6.750%, 09/27/2034	33,241
	TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $106,616)	118,366
	Mortgage-Backed Securities – 0.4%
8,347	Federal Home Loan Mortgage Corp. Pool C00592, 7.000%, 3/1/2028	9,234
6,508	Federal Home Loan Mortgage Corp. Pool C00896, 7.500%, 12/1/2029	7,155
17,505	Federal Home Loan Mortgage Corp. Pool C17281, 6.500%, 11/1/2028	19,366
15,685	Federal Home Loan Mortgage Corp. Pool C19588, 6.500%, 12/1/2028	17,369
5,045	Federal Home Loan Mortgage Corp. Pool C25621, 6.500%, 5/1/2029	5,578
20,858	Federal Home Loan Mortgage Corp. Pool C76361, 6.000%, 2/1/2033	22,795
59,645	Federal Home Loan Mortgage Corp. Pool E01545, 5.000%, 15 Year, 1/1/2019	63,891
3,275	Federal Home Loan Mortgage Corp. Pool E20252, 7.000%, 15 Year, 7/1/2011	3,357
Semi-Annual Shareholder Report

Shares or Principal Amount		Value in U.S. Dollars
$1,158	Federal Home Loan Mortgage Corp. Pool E77591, 6.500%, 7/1/2014	1,234
13,525	Federal Home Loan Mortgage Corp. Pool E99510, 5.500%, 9/1/2018	14,610
17,915	Federal Home Loan Mortgage Corp. Pool G01444, 6.500%, 8/1/2032	19,835
11,652	Federal National Mortgage Association Pool 251697, 6.500%, 30 Year, 5/1/2028	12,874
29,681	Federal National Mortgage Association Pool 252334, 6.500%, 30 Year, 2/1/2029	32,101
65,968	Federal National Mortgage Association Pool 254720, 4.500%, 5/1/2018	69,834
65,897	Federal National Mortgage Association Pool 254802, 4.500%, 7/1/2018	69,748
31,093	Federal National Mortgage Association Pool 254905, 6.000%, 10/1/2033	33,941
63,340	Federal National Mortgage Association Pool 255075, 5.500%, 2/1/2024	68,007
71,811	Federal National Mortgage Association Pool 255079, 5.000%, 2/1/2019	76,819
2,948	Federal National Mortgage Association Pool 303168, 9.500%, 30 Year, 2/1/2025	3,459
1,671	Federal National Mortgage Association Pool 323159, 7.500%, 4/1/2028	1,834
13,438	Federal National Mortgage Association Pool 323640, 7.500%, 4/1/2029	14,748
532	Federal National Mortgage Association Pool 323970, 7.000%, 15 Year, 10/1/2014	566
26,108	Federal National Mortgage Association Pool 428865, 7.000%, 6/1/2028	28,860
2,643	Federal National Mortgage Association Pool 443215, 6.000%, 10/1/2028	2,882
1,514	Federal National Mortgage Association Pool 511365, 7.000%, 8/1/2029	1,686
279	Federal National Mortgage Association Pool 514184, 7.500%, 9/1/2029	307
58,337	Federal National Mortgage Association Pool 545993, 6.000%, 11/1/2032	63,737
23,611	Federal National Mortgage Association Pool 555272, 6.000%, 3/1/2033	25,804
53,380	Federal National Mortgage Association Pool 713974, 5.500%, 7/1/2033	57,016
73,699	Federal National Mortgage Association Pool 721502, 5.000%, 7/1/2033	77,508
1,431	Government National Mortgage Association Pool 352214, 7.000%, 4/15/2023	1,577
5,685	Government National Mortgage Association Pool 451522, 7.500%, 30 Year, 10/15/2027	6,225
12,909	Government National Mortgage Association Pool 462556, 6.500%, 2/15/2028	14,299
480	Government National Mortgage Association Pool 462739, 7.500%, 5/15/2028	526
678	Government National Mortgage Association Pool 464835, 6.500%, 9/15/2028	751
10,632	Government National Mortgage Association Pool 469699, 7.000%, 11/15/2028	11,798
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
$11,651		Government National Mortgage Association Pool 486760, 6.500%, 12/15/2028	12,910
2,159		Government National Mortgage Association Pool 780339, 8.000%, 30 Year, 12/15/2023	2,366
14,663		Government National Mortgage Association Pool 780453, 7.500%, 30 Year, 12/15/2025	16,043
13,041		Government National Mortgage Association Pool 780584, 7.000%, 30 Year, 6/15/2027	14,468
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $850,089)	907,118
		MUNICIPAL – 0.0%
		Illinois – 0.0%
90,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038 (IDENTIFIED COST $90,000)	99,574
		U.S. Treasury – 2.3%
1,700,000	[4,5]	United States Treasury Bill, 0.15%, 7/22/2010	1,699,642
2,950,000	[4,5]	United States Treasury Bill, 0.095%, 8/5/2010	2,949,228
800,000	[4]	United States Treasury Bond, 3.500%, 2/15/2039	703,875
100,000	[4]	United States Treasury Note, 3.125%, 8/31/2013	105,453
		TOTAL U.S. TREASURY (IDENTIFIED COST $5,475,796)	5,458,198
		EXCHANGE-TRADED FUNDS – 17.4%
266,862		iShares MSCI Emerging Market Index Fund	10,167,442
13,259		iShares MSCI Brazil Index Fund	842,079
468,939		iShares Russell 2000 Index Fund	31,067,209
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $34,802,119)	42,076,730
		MUTUAL FUNDS – 39.6%;6
226,190		Emerging Markets Fixed Income Core Fund	5,510,014
290,142		Federated InterContinental Fund, Institutional Shares	11,272,026
562,861		Federated Mid Cap Growth Strategies Fund, Institutional Shares	16,548,110
902,351		Federated Mortgage Core Portfolio	9,167,888
100,296		Federated Project and Trade Finance Core Fund	995,939
2,441,879		High Yield Bond Portfolio	15,237,326
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
37,402,483	[7]	Prime Value Obligations Fund, Institutional Shares, 0.24%	37,402,483
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $95,438,039)	96,133,786
		TOTAL INVESTMENTS — 100.6% (IDENTIFIED COST $232,802,262)[8]	243,905,897
		OTHER ASSETS AND LIABILITIES - NET — (0.6)%[9]	(1,393,814)
		TOTAL NET ASSETS — 100%	$242,512,083

At May 31, 2010, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
1CAC 40 Index Short Futures	142	$4,967,870	June 2010	$91,333
1IBEX 35 Index Short Futures	12	$1,123,980	June 2010	$(589)
1OMX 30 Index Short Futures	104	$10,186,800	June 2010	$25,035
[1]Hang Seng Index Short Futures	5	$4,929,000	June 2010	$(15,917)
[1]Topix Index Short Futures	6	$52,980,000	June 2010	$40,517
[1]United States Treasury Bonds 30-Year Short Futures	6	$735,938	September 2010	$11,331
[1]United States Treasury Notes 2-Year Short Futures	30	$6,544,219	September 2010	$(7,565)
[1]United States Treasury Notes 5-Year Short Futures	50	$5,833,594	September 2010	$17,080
[1]United States Treasury Notes 10-Year Short Futures	10	$1,198,750	September 2010	$2,478
1AEX Index Long Futures	73	$4,688,060	June 2010	$(139,361)
1DAX Index Long Futures	14	$2,079,875	June 2010	$(7,375)
1KOSPI 200 Index Long Futures	9	$951,300,000	June 2010	$(64,476)
1SGX MSCI Singapore Index Long Futures	9	$586,800	June 2010	$7,651
1S&P 500 Index Long Futures	153	$41,635,125	June 2010	$(1,936,400)
1FTSE 100 Index Long Futures	19	$985,530	June 2010	$(102,956)
[1]Swiss Market Index Long Futures	34	$2,149,480	June 2010	$(84,850)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(2,164,064)
Semi-Annual Shareholder Report

At May 31, 2010, the Fund had the following open swap contract:
Credit Default Swap Counterparty	Goldman Sachs & Co.
Reference Entity	Series 13 Investment Grade Index
Buy/Sell	Sell
Pay/Receive Fixed Rate	1.00%
Expiration Date	12/20/2014
Implied Credit Spread at 5/31/2010[10]	1.24%
Notional Amount	$15,000,000
Market Value	$(60,433)
Upfront Premiums Paid/(Received)	$94,117
Unrealized Depreciation	$(154,550)

At May 31, 2010, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
7/6/2010	6,000,000 Euro	$7,626,120	$(260,395)
7/6/2010	4,179,874 Euro	$5,414,693	$(283,392)
7/6/2010	4,179,874 Euro	$5,373,730	$(242,430)
7/6/2010	9,820,000 Euro	$12,049,140	$6,096
Contracts Sold:
7/6/2010	4,426,410 Euro	$5,989,597	$555,644
7/6/2010	2,213,205 Euro	$3,000,376	$283,399
7/6/2010	2,220,134 Euro	$3,000,000	$274,518
7/6/2010	5,500,000 Euro	$6,989,290	$237,376
7/6/2010	4,720,000 Euro	$5,996,146	$201,776
7/6/2010	5,100,000 Euro	$6,351,336	$90,470
9/15/2010	9,820,000 Euro	$12,057,585	$(7,060)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$856,002

Net Unrealized Appreciation/Depreciation on Futures Contracts, Swap Contract and Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2010, these restricted securities amounted to $3,289,124, which represented 1.4% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At May 31, 2010, these liquid restricted securities amounted to $2,581,906, which represented 1.1% of total net assets.
Semi-Annual Shareholder Report

4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Discount rate at time of purchase.
6	Affiliated companies.
7	7-Day net yield.
8	The cost of investments for federal tax purposes amounts to $232,803,695.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
10	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of May 31, 2010, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds*	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$76,726,372	$ —	$ —	$76,726,372
International	1,563,223	—	—	1,563,223
Debt Securities:
Asset-Backed Securities	—	2,384,856	—	2,384,856
Collateralized Mortgage Obligations	—	1,207,363	—	1,207,363
Corporate Bonds	—	17,230,311	—	17,230,311
Governments/Agencies	—	118,366	—	118,366
Mortgage-Backed Securities	—	907,118	—	907,118
Municipal	—	99,574	—	99,574
U.S. Treasury	—	5,458,198	—	5,458,198
Exchange-Traded Funds	42,076,730	—	—	42,076,730
Mutual Funds	96,133,786	—	—	96,133,786
TOTAL SECURITIES	$216,500,111	$27,405,786	$ —	$243,905,897
OTHER FINANCIAL INSTRUMENTS**	$(2,164,064)	$701,452	$ —	$(1,462,612)
*	Emerging Markets Fixed Income Core Fund (EMCORE) is an affiliated limited partnership offered only to registered investment companies and other accredited investors (see Note 5 to the Financial Statements). EMCORE invests primarily in emerging markets fixed-income securities.
**	Other financial instruments include futures contracts, swap contract and foreign exchange contracts.

The following acronyms are used throughout this portfolio:

MTN	— Medium Term Note
REITs	— Real Estate Investment Trusts

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

May 31, 2010 (unaudited)

Assets:
Total investments in securities, at value including $96,133,786 of investments in affiliated issuers (Note 5) (identified cost $232,802,262)		$243,905,897
Restricted cash (Note 2)		115,698
Income receivable		490,712
Receivable for investments sold		121,942
Receivable for shares sold		1,045,480
Receivable for foreign exchange contracts		1,649,279
Receivable for periodic payments from swap contracts		29,583
Other receivables		6,213
TOTAL ASSETS		247,364,804
Liabilities:
Payable for investments purchased	$3,001,637
Payable for shares redeemed	241,848
Payable for foreign exchange contracts	793,277
Payable for daily variation margin	524,562
Swaps, at value (premium paid $94,117)	60,433
Payable for Directors'/Trustees' fees	1,256
Payable for distribution services fee (Note 5)	52,342
Payable for shareholder services fee (Note 5)	46,579
Accrued expenses	130,787
TOTAL LIABILITIES		4,852,721
Net assets for 15,726,881 shares outstanding		$242,512,083
Net Assets Consist of:
Paid-in capital		$263,075,281
Net unrealized appreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency		9,620,993
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(31,101,962)
Undistributed net investment income		917,771
TOTAL NET ASSETS		$242,512,083
Semi-Annual Shareholder Report

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($136,152,351 ÷ 8,811,966 shares outstanding), no par value, unlimited shares authorized	$15.45
Offering price per share (100/94.50 of $15.45)	$16.35
Redemption proceeds per share	$15.45
Class B Shares:
Net asset value per share ($16,596,219 ÷ 1,081,314 shares outstanding), no par value, unlimited shares authorized	$15.35
Offering price per share	$15.35
Redemption proceeds per share (94.50/100 of $15.35)	$14.50
Class C Shares:
Net asset value per share ($31,961,284 ÷ 2,090,352 shares outstanding), no par value, unlimited shares authorized	$15.29
Offering price per share	$15.29
Redemption proceeds per share (99.00/100 of $15.29)	$15.14
Class K Shares:
Net asset value per share ($48,106,989 ÷ 3,116,659 shares outstanding), no par value, unlimited shares authorized	$15.44
Offering price per share	$15.44
Redemption proceeds per share	$15.44
Institutional Shares:
Net asset value per share ($9,695,240 ÷ 626,590 shares outstanding), no par value, unlimited shares authorized	$15.47
Offering price per share	$15.47
Redemption proceeds per share	$15.47

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended May 31, 2010 (unaudited)

Investment Income:
Dividends (including $849,198 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $1,258)		$2,136,903
Interest		739,684
Investment income allocated from affiliated partnership (Note 5)		195,401
TOTAL INCOME		3,071,988
Expenses:
Investment adviser fee (Note 5)	$842,872
Administrative personnel and services fee (Note 5)	154,576
Custodian fees	26,085
Transfer and dividend disbursing agent fees and expenses — Class A Shares	150,372
Transfer and dividend disbursing agent fees and expenses — Class B Shares	24,709
Transfer and dividend disbursing agent fees and expenses — Class C Shares	30,232
Transfer and dividend disbursing agent fees and expenses — Class K Shares	90,280
Transfer and dividend disbursing agent fees and expenses — Institutional Shares	2,684
Directors'/Trustees' fees	4,290
Auditing fees	13,089
Legal fees	3,599
Portfolio accounting fees	76,195
Distribution services fee — Class B Shares (Note 5)	70,886
Distribution services fee — Class C Shares (Note 5)	115,492
Distribution services fee — Class K Shares (Note 5)	121,809
Shareholder services fee — Class A Shares (Note 5)	178,145
Shareholder services fee — Class B Shares (Note 5)	23,629
Shareholder services fee — Class C Shares (Note 5)	38,440
Account administration fee — Class A Shares	1,788
Share registration costs	37,780
Printing and postage	44,972
Insurance premiums	2,332
Miscellaneous	4,734
TOTAL EXPENSES	2,058,990
Semi-Annual Shareholder Report

Statement of Operations — continued
Waivers, Reimbursements and Expense Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(104,457)
Waiver of administrative personnel and services fee (Note 5)	(31,173)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class A Shares (Note 5)	(51,485)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class B Shares (Note 5)	(7,329)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class C Shares (Note 5)	(3,414)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Institutional Shares (Note 5)	(463)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(27,245)
TOTAL WAIVERS, REIMBURSEMENTS AND EXPENSE REDUCTION		$(225,566)
Net expenses			$1,833,424
Net investment income			1,238,564
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized gain of $49,074 on sales of investments in affiliated issuers) (Note 5)			4,413,251
Net realized gain on futures contracts			2,617,621
Net realized gain on swap contracts			430,004
Net realized gain allocated from affiliated partnership (Note 5)			10,823
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(8,635,309)
Net change in unrealized appreciation of futures contracts			(2,750,043)
Net change in unrealized appreciation of swap contracts			(402,404)
Net realized and unrealized loss on investments, futures contracts, swap contracts and foreign currency transactions			(4,316,057)
Change in net assets resulting from operations			$(3,077,493)

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2010	Year Ended 11/30/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,238,564	$3,626,329
Net realized gain on investments including allocation from affiliated partnership, futures contracts, swap contracts and foreign currency transactions	7,471,699	548,019
Net change in unrealized appreciation/depreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency	(11,787,756)	37,935,648
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(3,077,493)	42,109,996
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(158,051)	(2,629,338)
Class B Shares	(21,313)	(267,729)
Class C Shares	(30,767)	(285,201)
Class K Shares	(50,986)	(384,837)
Institutional Shares	(2,951)	(19,202)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(264,068)	(3,586,307)
Share Transactions:
Proceeds from sale of shares	49,510,372	69,643,362
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2015	—	5,272,582
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2025	—	8,053,895
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2035	—	6,951,526
Net asset value of shares issued to shareholders in payment of distributions declared	249,751	3,363,174
Cost of shares redeemed	(52,062,109)	(70,213,064)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,301,986)	23,071,475
Change in net assets	(5,643,547)	61,595,164
Net Assets:
Beginning of period	248,155,630	186,560,466
End of period (including undistributed (distributions in excess of) net investment income of $917,771 and $(56,725), respectively)	$242,512,083	$248,155,630

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

May 31, 2010 (unaudited)

1. ORGANIZATION

Federated Stock and Bond Fund (the “Fund”), is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class K Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The primary investment objective of the Fund is to provide relative safety of capital with the possibility of long-term growth of capital and income. Consideration is also given to current income.

On June 15, 2009, the Fund received assets from Federated Target ETF Fund 2015 (FT2015), Federated Target ETF Fund 2025 (FT2025) and Federated Target ETF Fund 2035 (FT2035) (collectively, “Acquired Funds”) as a result of a tax-free reorganization, as follows:

	Shares of the Fund Issued	Acquired Funds Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
FT2015	374,734	$5,272,582	$244,522
FT2025	572,336	8,053,895	705,623
FT2035	494,024	6,951,526	499,642
TOTAL	1,441,094	$20,278,003	$1,449,787	$200,320,350	$220,598,353
1	Unrealized appreciation is included in the Acquired Funds Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
Semi-Annual Shareholder Report

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Semi-Annual Shareholder Report

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class K Shares and Institutional Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Semi-Annual Shareholder Report

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 5, 2008, the Fund's domicile and form of organization changed from a Maryland Corporation to a Massachusetts business trust. As of May 31, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland, the Commonwealth of Massachusetts and the Commonwealth of Pennsylvania.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum exposure to loss of the notional value of credit default swaps outstanding at May 31, 2010 is $15,000,000.

Semi-Annual Shareholder Report

The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in swaps, at value on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized gain (loss) on swap contracts in the Statement of Operations.

Swap contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the Semi-Annual Shareholder Report respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at May 31, 2010, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
Union Central Life Ins Co., Note, 8.20%, 11/1/2026	3/31/1999	$790,785	$707,218

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	—	$ —	Payable for daily variation margin	$(23,324)*
Semi-Annual Shareholder Report

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	—	$ —	Payable for daily variation margin	$2,187,388*
Foreign exchange contracts	Receivable for foreign exchange contracts	$1,649,279	Payable for foreign exchange contracts	$793,277
Credit contracts	Receivable for periodic payments from swap contracts	$29,583	Swaps, at value	$60,433
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$1,678,862		$3,017,774
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Total
Interest rate contracts	$ —	$(177,478)	$(177,478)
Equity contracts	$ —	$2,795,099	$2,795,099
Credit contracts	$430,004	$ —	$430,004
TOTAL	$430,004	$2,617,621	$3,047,625
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Forward Currency Contracts	Total
Interest rate contracts	$ —	$(7,565)	$ —	$(7,565)
Equity contracts	$ —	$(2,742,478)	$ —	$(2,742,478)
Foreign exchange contracts	$ —	$ —	$1,229,280	$1,229,280
Credit contracts	$(402,404)	$ —	$ —	$(402,404)
TOTAL	$(402,404)	$(2,750,043)	$1,229,280	$(1,923,167)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 5/31/2010		Year Ended 11/30/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	955,965	$15,294,380	1,851,463	$25,328,003
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2015	—	—	138,737	1,950,574
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2025	—	—	192,254	2,703,126
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2035	—	—	184,524	2,594,400
Shares issued to shareholders in payment of distributions declared	9,189	147,485	182,962	2,452,902
Shares redeemed	(1,716,820)	(27,295,699)	(2,550,336)	(34,968,933)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(751,666)	$(11,853,834)	(396)	$60,072
	Six Months Ended 5/31/2010		Year Ended 11/30/2009
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	111,671	$1,780,286	274,805	$3,808,687
Shares issued to shareholders in payment of distributions declared	1,269	20,304	19,052	250,988
Shares redeemed	(322,376)	(5,120,472)	(656,572)	(8,884,783)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(209,436)	$(3,319,882)	(362,715)	$(4,825,108)
	Six Months Ended 5/31/2010		Year Ended 11/30/2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	680,132	$10,713,478	1,002,107	$13,808,180
Shares issued to shareholders in payment of distributions declared	1,789	28,514	19,606	258,296
Shares redeemed	(409,980)	(6,451,216)	(783,732)	(10,601,445)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	271,941	$4,290,776	237,981	$3,465,031
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2010		Year Ended 11/30/2009
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	873,165	$14,004,739	1,822,012	$25,416,459
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2015	—	—	192,931	2,716,507
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2025	—	—	339,137	4,775,071
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2035	—	—	269,074	3,788,720
Shares issued to shareholders in payment of distributions declared	3,172	50,979	28,544	384,790
Shares redeemed	(774,197)	(12,397,451)	(1,080,496)	(15,220,214)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	102,140	$1,658,267	1,571,202	$21,861,333
	Six Months Ended 5/31/2010		Period Ended 11/30/2009[1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	499,874	$7,717,489	86,196	$1,282,033
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2015	—	—	43,066	605,501
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2025	—	—	40,945	575,698
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2035	—	—	40,426	568,406
Shares issued to shareholders in payment of distributions declared	154	2,469	1,079	16,198
Shares redeemed	(50,816)	(797,271)	(34,334)	(537,689)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	449,212	$6,922,687	177,378	$2,510,147
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(137,809)	$(2,301,986)	1,623,450	$23,071,475
1	Reflects operations from June 12, 2009, (date of initial investment) to November 30, 2009.
Semi-Annual Shareholder Report

4. FEDERAL TAX INFORMATION

At May 31, 2010, the cost of investments for federal tax purposes was $232,803,695. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, outstanding foreign currency commitments, futures contracts and swap contracts was $11,102,202. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,474,052 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,371,850.

At November 30, 2009, the Fund had a capital loss carryforward of $32,829,608 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$1,244,627
2015	$1,453,609
2016	$25,710,105
2017	$4,421,267

As a result of the tax-free transfer of assets from Vintage Balanced Fund, Federated Target ETF Fund 2015, Federated Target ETF Fund 2025 and Federated Target ETF Fund 2035, certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp. is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to: (a) a maximum of 0.55% of the average daily net assets of the Fund; and (b) 4.50% of the gross income of the Fund, excluding gains or losses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2010, the Adviser voluntarily waived $47,733 of its fee. For the six months ended May 31, 2010, an affiliate of the Adviser reimbursed $62,691 of transfer and dividend disbursing agent fees and expenses.

Certain of the Fund's assets are managed by Federated Investment Management Company (FIMCO) and Federated Equity Management Company of Pennsylvania (FEMCOPA) (the “Sub-Advisers”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Advisers, the Sub-Advisers receive an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended May 31, 2010, FIMCO and FEMCOPA earned fees of $90,618 and $403,870, respectively.

Semi-Annual Shareholder Report

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2010, the net fee paid to FAS was 0.100% of average daily net assets of the Fund. FAS waived $31,173 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2010, FSC retained $1,113 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2010, FSC retained $3,157 in sales charges from the sale of Class A Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended May 31, 2010, FSSC did not receive any fees paid by the Fund.

Semi-Annual Shareholder Report

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that total annual fund operating expenses (as shown in the financial highlights, but excluding expenses allocated from affiliated partnerships) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class K Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.25%, 2.05%, 2.05%, 1.75% and 1.00% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) January 31, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended May 31, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $108,704 and $28,889, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Semi-Annual Shareholder Report

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2010, the Adviser reimbursed $56,724. Transactions with affiliated companies during the six months ended May 31, 2010, were as follows:

Affiliates	Balance of Shares Held 11/30/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2010	Value	Dividend Income/ Affiliated Investment Income
Emerging Markets Fixed Income Core Fund	199,106	47,680	20,596	226,190	$5,510,014	$195,401
Federated InterContinental Fund, Institutional Shares	—	290,142	—	290,142	11,272,026	—
Federated Mid Cap Growth Strategies Fund, Institutional Shares	—	562,861	—	562,861	16,548,110	—
Federated Mortgage Core Portfolio	946,934	211,726	256,309	902,351	9,167,888	232,733
Federated Project and Trade Finance Core Fund	—	100,296	—	100,296	995,939	5,938
High Yield Bond Portfolio	1,867,382	694,689	120,192	2,441,879	15,237,326	591,376
Prime Value Obligations Fund, Institutional Shares	36,095,022	87,398,129	86,090,668	37,402,483	37,402,483	19,151
TOTAL OF AFFILIATED TRANSACTIONS	39,108,444	89,305,523	86,487,765	41,926,202	$96,133,786	$1,044,599

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust (“Core Trust”), which is managed by FIMCO, an affiliate to the Fund's adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a portfolio of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed-income securities. The investment objective of Federated Mortgage Core Portfolio, a portfolio of Core Trust, is to provide total return. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website or upon request from the Fund.

Semi-Annual Shareholder Report

The Fund may also invest in portfolios of Federated Core Trust II, L.P. (“Core Trust II”), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling, an affiliate to the Fund's Adviser. Core Trust II is a limited partnership established under the laws of the state of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of EMCORE, a series of Core Trust II, is to achieve total return on its assets. Federated receives no advisory or administrative fees from the Funds within Core Trust II. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of EMCORE. A copy of EMCORE's financial statements is available on the EDGAR Database on the SEC's website or upon request from the Fund.

6. EXPENSE Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended May 31, 2010, the Fund's expenses were reduced by $27,245 under these arrangements.

7. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2010, were as follows:

Purchases	$189,063,866
Sales	$187,684,119

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2010, there were no outstanding loans. During the six months ended May 31, 2010, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2010, there were no outstanding loans. During the six months ended May 31, 2010, the program was not utilized.

10. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual Semi-Annual Shareholder Report fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

11. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract - May 2010

Federated Stock and Bond Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2010. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadvisers. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadvisers for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadvisers' investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. Semi-Annual Shareholder Report

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the three-year and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research Semi-Annual Shareholder Report services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

Semi-Annual Shareholder Report

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated Stock and Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313911109
Cusip 313911208
Cusip 313911307
Cusip 313911406

8080105 (7/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated Stock and Bond Fund

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2010

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2010	Period Ended 11/30/2009[1]
Net Asset Value, Beginning of Period	$15.65	$14.06
Income From Investment Operations:
Net investment income	0.12[2]	0.13
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.28)	1.56
TOTAL FROM INVESTMENT OPERATIONS	(0.16)	1.69
Less Distributions:
Distributions from net investment income	(0.02)	(0.10)
Net Asset Value, End of Period	$15.47	$15.65
Total Return[3]	(1.05)%	12.07%
Ratios to Average Net Assets:
Net expenses	1.00%[4,5]	1.00%[4,5]
Net investment income	1.50%[4]	1.91%[4]
Expense waiver/reimbursement[6]	0.16%[4]	0.13%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$9,695	$2,776
Portfolio turnover	89%	254%[7]
1	Reflects operations for the period from June 12, 2009 (date of initial investment) to November 30, 2009.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.98% and 1.00% for the six months ended May 31, 2010, and for the period ended November 30, 2009, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended November 30, 2009.

See Notes which are an integral part of the Financial Statements

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1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2009 to May 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 12/1/2009	Ending Account Value 5/31/2010	Expenses Paid During Period[1]
Actual	$1,000	$989.50	$4.96
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.95	$5.04
1	Expenses are equal to the Fund's annualized net expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period).
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3

Portfolio of Investments Summary Tables (unaudited)

At May 31, 2010, the Fund's portfolio composition1 was as follows:

Portfolio Composition	Percentage of Total Net Assets[2]
Domestic Equity Securities	54.9%
Corporate Debt Securities	14.0%
International Equity Securities	5.6%
Mortgage-Backed Securities[3]	4.8%
U.S. Treasury and Agency Securities	2.3%
Foreign Debt Securities	1.7%
Asset-Backed Securities	1.2%
Municipal Security[4]	0.0%
Derivative Contracts[5]	(0.6)%
Cash Equivalents[6]	16.3%
Other Assets and Liabilities — Net[7]	(0.2)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
4	Represents less than 0.1%.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
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4

At May 31, 2010, the Fund's sector composition8 was as follows:
Sector Composition of Equity Holdings	Percentage of Equity Securities
Information Technology	19.8%
Consumer Discretionary	14.6%
Industrials	13.9%
Financials	13.8%
Health Care	11.3%
Consumer Staples	9.9%
Energy	9.1%
Materials	2.9%
Utilities	2.6%
Telecommunication Services	2.1%
TOTAL	100.0%
8	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
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5

Portfolio of Investments

May 31, 2010 (unaudited)

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS – 32.3%
		Consumer Discretionary – 4.7%
2,000	[1]	Amazon.com, Inc.	250,920
1,500	[1]	Bed Bath & Beyond, Inc.	67,305
2,000		Best Buy Co., Inc.	84,500
16,800		Comcast Corp., Class A	303,912
73,800		D. R. Horton, Inc.	899,622
5,700	[1]	DIRECTV — Class A	214,833
47,800	[1]	Ford Motor Co.	560,694
2,000		Gap (The), Inc.	43,600
900		Genuine Parts Co.	36,549
10,000		Home Depot, Inc.	338,600
9,600		Johnson Controls, Inc.	273,888
19,200		KB HOME	278,016
11,500	[1]	Kohl's Corp.	583,625
11,400	[1]	Las Vegas Sand Corp.	267,672
47,300		Lennar Corp., Class A	818,290
500		Limited Brands	12,430
8,600		Lowe's Cos., Inc.	212,850
9,800		M.D.C. Holdings, Inc.	307,524
800		Macy's, Inc.	17,768
11,774		McDonald's Corp.	787,327
500	[1]	NVR, Inc.	342,640
13,300		News Corp., Inc. — Class A	175,560
300		Nordstrom, Inc.	11,910
14,300		Omnicom Group, Inc.	542,685
1,700		Penney (J.C.) Co., Inc.	46,733
300	[1]	Priceline.com, Inc.	57,348
79,400	[1]	Pulte Group, Inc.	884,516
200		Ross Stores, Inc.	10,480
14,700		Ryland Group, Inc.	273,420
600		Sherwin-Williams Co.	45,978
8,500		Stanley Black & Decker, Inc.	474,215
4,300		Staples, Inc.	92,536
2,500		TJX Cos., Inc.	113,650
4,500		Target Corp.	245,385
Semi-Annual Shareholder Report
6

Shares or Principal Amount			Value in U.S. Dollars
200		Tiffany & Co.	9,086
2,109		Time Warner Cable, Inc.	115,426
6,900		Time Warner, Inc.	213,831
41,700	[1]	Toll Brothers, Inc.	878,619
3,600	[1]	Viacom, Inc., Class B — New	120,996
11,700		Walt Disney Co.	391,014
		TOTAL	11,405,953
		Consumer Staples – 3.2%
16,820		Altria Group, Inc.	341,278
6,056		Archer-Daniels-Midland Co.	153,035
3,500		CVS Corp.	121,205
4,094		ConAgra Foods, Inc.	98,993
1,100		Costco Wholesale Corp.	64,075
3,038		General Mills, Inc.	216,397
17,749		Heinz (H.J.) Co.	784,151
14,119		Kellogg Co.	754,378
14,078		Kraft Foods, Inc., Class A	402,631
19,400		Kroger Co.	390,522
1,445		Lorillard, Inc.	103,303
4,000		Mead Johnson Nutrition Co.	197,280
20,617		PepsiCo, Inc.	1,296,603
15,212		Philip Morris International, Inc.	671,153
6,700		Procter & Gamble Co.	409,303
1,525		Reynolds American, Inc.	79,514
6,300		Sara Lee Corp.	89,271
1,500		Sysco Corp.	44,715
18,658		The Coca-Cola Co.	959,021
9,200		Wal-Mart Stores, Inc.	465,152
2,500		Walgreen Co.	80,100
		TOTAL	7,722,080
		Energy – 3.0%
2,729		Anadarko Petroleum Corp.	142,809
1,764		Apache Corp.	157,948
2,400		Baker Hughes, Inc.	91,536
3,150		Chesapeake Energy Corp.	70,371
22,579		Chevron Corp.	1,667,911
8,483		ConocoPhillips	439,928
Semi-Annual Shareholder Report
7

Shares or Principal Amount			Value in U.S. Dollars
2,716		Devon Energy Corp.	173,417
1,263		EOG Resources, Inc.	132,413
38,572		Exxon Mobil Corp.	2,332,063
4,529		Halliburton Co.	112,455
1,464		Hess Corp.	77,885
3,540		Marathon Oil Corp.	110,059
827	[1]	NRG Energy, Inc.	19,310
2,080		National-Oilwell, Inc.	79,310
1,100		Noble Energy, Inc.	65,439
6,117		Occidental Petroleum Corp.	504,714
13,200		Schlumberger Ltd.	741,180
1,692	[1]	Southwestern Energy Co.	63,636
3,407		Spectra Energy Corp.	68,174
2,923		XTO Energy, Inc.	124,929
		TOTAL	7,175,487
		Financials – 4.4%
800		AON Corp.	31,576
900		Aflac, Inc.	39,870
1,600		Allstate Corp.	49,008
7,612		American Express Co.	303,491
638		Avalonbay Communities, Inc.	62,562
2,800		BB&T Corp.	84,672
81,452		Bank of America Corp.	1,282,055
3,209	[1]	Berkshire Hathaway, Inc. — Class B	226,395
1,037		Boston Properties, Inc.	79,517
459		CME Group, Inc.	145,342
2,881		Capital One Financial Corp.	118,985
1,000		Chubb Corp.	50,240
224,549	[1]	Citigroup, Inc.	889,214
2,131		Equity Residential Properties Trust	96,172
3,300		Fifth Third Bancorp	42,867
986		Franklin Resources, Inc.	96,717
1,500	[1]	Genworth Financial, Inc., Class A	23,385
4,639		Goldman Sachs Group, Inc.	669,222
2,247		HCP, Inc.	71,589
1,200		Hartford Financial Services Group, Inc.	30,084
4,878		Host Hotels & Resorts, Inc.	69,560
Semi-Annual Shareholder Report
8

Shares or Principal Amount			Value in U.S. Dollars
35,888		J.P. Morgan Chase & Co.	1,420,447
1,900		Kimco Realty Corp.	27,170
1,100		Loews Corp.	35,761
300		M & T Bank Corp.	23,772
1,600		Marsh & McLennan Cos., Inc.	34,896
14,100		MetLife, Inc.	570,909
9,054		Morgan Stanley	245,454
10,700		PNC Financial Services Group	671,425
1,200		Plum Creek Timber Co., Inc.	42,024
2,000		Progressive Corp. Ohio	39,180
2,250		Prologis Trust	25,605
900		Prudential Financial	51,939
1,286		Public Storage	119,199
5,000		Regions Financial Corp.	38,150
6,499		Schwab (Charles) Corp.	106,194
2,165		Simon Property Group, Inc.	184,090
10,637		State Street Corp.	406,014
2,000		SunTrust Banks, Inc.	53,900
7,710		The Bank of New York Mellon Corp.	209,712
11,000		The Travelers Cos, Inc.	544,170
28,226		U.S. Bancorp	676,295
1,190		Ventas, Inc.	55,871
1,491		Vornado Realty Trust	115,821
21,300		Wells Fargo & Co.	611,097
		TOTAL	10,771,618
		Health Care – 3.7%
21,694		Abbott Laboratories	1,031,767
2,151		Aetna, Inc.	62,723
1,400		AmerisourceBergen Corp.	43,792
5,809	[1]	Amgen, Inc.	300,790
819		Bard (C.R.), Inc.	66,314
3,130		Baxter International, Inc.	132,180
1,202		Becton, Dickinson & Co.	85,703
13,647	[1]	Boston Scientific Corp.	82,564
21,753		Bristol-Myers Squibb Co.	504,887
2,392		CIGNA Corp.	80,060
1,793		Cardinal Health, Inc.	61,841
Semi-Annual Shareholder Report
9

Shares or Principal Amount			Value in U.S. Dollars
5,352	[1]	Celgene Corp.	282,372
6,826	[1]	Express Scripts, Inc., Class A	686,696
2,600	[1]	Genzyme Corp.	126,490
11,323	[1]	Gilead Sciences, Inc.	406,722
9,000	[1]	Hospira, Inc.	468,540
219	[1]	Intuitive Surgical, Inc.	70,687
22,678		Johnson & Johnson	1,322,127
6,022		Lilly (Eli) & Co.	197,461
1,408		McKesson HBOC, Inc.	98,560
2,403	[1]	Medco Health Solutions, Inc.	138,533
5,632		Medtronic, Inc.	220,662
28,631		Merck & Co., Inc.	964,578
47,382		Pfizer, Inc.	721,628
1,411		Quest Diagnostics, Inc.	74,430
1,686	[1]	St. Jude Medical, Inc.	62,955
1,441		Stryker Corp.	76,416
2,396	[1]	Thermo Fisher Scientific, Inc.	124,736
5,935		UnitedHealth Group, Inc.	172,531
2,344	[1]	Wellpoint, Inc.	120,247
1,109	[1]	Zimmer Holdings, Inc.	62,026
		TOTAL	8,851,018
		Industrials – 4.5%
9,530		3M Co.	755,824
6,767		Boeing Co.	434,306
4,100		CSX Corp.	214,225
5,613		Caterpillar, Inc.	341,046
4,528		Cummins, Inc.	307,813
2,335		Danaher Corp.	185,352
3,848		Deere & Co.	221,953
26,000	[1]	Delta Air Lines, Inc.	353,080
6,500		Donnelley (R.R.) & Sons Co.	124,540
1,600		Dun & Bradstreet Corp.	116,784
1,443		Eaton Corp.	100,938
6,775		Emerson Electric Co.	314,631
4,000		Equifax, Inc.	121,000
5,000		Fluor Corp.	234,600
3,475		General Dynamics Corp.	235,953
Semi-Annual Shareholder Report
10

Shares or Principal Amount			Value in U.S. Dollars
122,521		General Electric Co.	2,003,218
6,897		Honeywell International, Inc.	294,985
1,504		ITT Corp.	72,613
3,072		Illinois Tool Works, Inc.	142,633
5,700		Iron Mountain, Inc.	139,764
3,800		Joy Global, Inc.	193,800
900		L-3 Communications Holdings, Inc.	74,367
2,874		Lockheed Martin Corp.	229,690
2,719		Northrop Grumman Corp.	164,472
2,911		PACCAR, Inc.	119,351
1,400		Parker-Hannifin Corp.	86,044
6,500		Pitney Bowes, Inc.	147,160
5,365		Precision Castparts Corp.	626,095
8,894		Raytheon Co.	466,135
10,100		Republic Services, Inc.	294,112
4,600		Robert Half International, Inc.	116,334
2,700	[1]	Stericycle, Inc.	158,274
12,235		Tyco International Ltd.	442,785
8,448		United Technologies Corp.	569,226
15,300		Waste Management, Inc.	497,403
		TOTAL	10,900,506
		Information Technology – 6.4%
4,155	[1]	Adobe Systems, Inc.	133,292
2,241		Altera Corp.	52,820
1,949		Analog Devices, Inc.	56,852
8,947	[1]	Apple, Inc.	2,300,811
10,230		Applied Materials, Inc.	132,069
3,698		Automatic Data Processing, Inc.	151,174
2,581		Broadcom Corp.	89,096
3,681		CA, Inc.	74,540
60,834	[1]	Cisco Systems, Inc.	1,408,916
2,216	[1]	Cognizant Technology Solutions Corp.	110,889
24,967		Corning, Inc.	435,175
11,905	[1]	Dell, Inc.	158,694
14,368	[1]	EMC Corp. Mass	267,532
8,352	[1]	eBay, Inc.	178,816
1,733	[1]	Google, Inc.	840,817
Semi-Annual Shareholder Report
11

Shares or Principal Amount			Value in U.S. Dollars
30,217		Hewlett-Packard Co.	1,390,284
63,832		Intel Corp.	1,367,281
9,392		International Business Machines Corp.	1,176,442
2,282	[1]	Intuit, Inc.	81,559
1,758		Linear Technology Corp.	49,154
709		Mastercard, Inc. Class A	143,055
5,445	[1]	Micron Technology, Inc.	49,495
84,104		Microsoft Corp.	2,169,883
16,058	[1]	Motorola, Inc.	109,997
3,768	[1]	NVIDIA Corp.	49,512
52,528		Oracle Corp.	1,185,557
3,064		Paychex, Inc.	87,447
12,586		Qualcomm, Inc.	447,558
5,934	[1]	Symantec Corp.	84,085
7,970		Texas Instruments, Inc.	194,627
3,200		Visa, Inc.-Class A Shares	231,872
5,044		Western Union Co.	80,502
2,102		Xilinx, Inc.	51,394
8,355	[1]	Yahoo, Inc.	128,166
		TOTAL	15,469,363
		Materials – 0.9%
4,200		Agnico Eagle Mines, Ltd.	246,036
1,109		Air Products & Chemicals, Inc.	76,588
400		Airgas, Inc.	24,988
2,882		Alcoa, Inc.	33,547
300		CF Industries Holdings, Inc.	20,577
648		Cliffs Natural Resources, Inc.	36,197
13,460		Dow Chemical Co.	362,209
2,449		Du Pont (E.I.) de Nemours & Co.	88,580
622		Ecolab, Inc.	29,377
7,725		Freeport-McMoRan Copper & Gold, Inc.	541,136
1,202		International Paper Co.	27,922
2,900		Lubrizol Corp.	256,853
1,485		Monsanto Co.	75,542
1,387		Newmont Mining Corp.	74,648
893		Nucor Corp.	38,444
466		PPG Industries, Inc.	29,857
Semi-Annual Shareholder Report
12

Shares or Principal Amount			Value in U.S. Dollars
839		Praxair, Inc.	65,106
591		Sigma-Aldrich Corp.	31,489
3,916		Teck Cominco Ltd., Class B	133,222
682		United States Steel Corp.	32,197
652		Vulcan Materials Co.	32,913
565		Weyerhaeuser Co.	24,058
		TOTAL	2,281,486
		Telecommunication Services – 0.7%
29,700		AT&T, Inc.	721,710
2,000	[1]	American Tower Systems Corp.	81,060
88,800		Qwest Communications International, Inc.	465,312
14,200		Verizon Communications	390,784
		TOTAL	1,658,866
		Utilities – 0.8%
1,181	[1]	AES Corp.	12,129
3,076		Ameren Corp.	75,854
2,782		American Electric Power Co., Inc.	88,913
454		Consolidated Edison Co.	19,336
2,514		Constellation Energy Group	88,945
287		DTE Energy Co.	13,061
3,537		Dominion Resources, Inc.	137,801
7,786		Duke Energy Corp.	124,265
1,631		EQT Corp.	63,919
592		Edison International	19,157
1,095		Entergy Corp.	82,202
3,930		Exelon Corp.	151,698
2,402		FPL Group, Inc.	119,932
503		FirstEnergy Corp.	17,711
2,181		P G & E Corp.	90,511
617		PPL Corp.	15,925
525		Progress Energy, Inc.	20,260
2,966		Public Service Enterprises Group, Inc.	90,849
311		Questar Corp.	13,951
418		Sempra Energy	19,228
22,959		Southern Co.	750,759
400		Wisconsin Energy Corp.	19,600
Semi-Annual Shareholder Report
13

Shares or Principal Amount			Value in U.S. Dollars
840		Xcel Energy, Inc.	17,212
		TOTAL	2,053,218
		TOTAL COMMON STOCKS (IDENTIFIED COST $75,629,427)	78,289,595
		Asset-Backed Securities – 1.0%
$8,670	[2,3]	125 Home Loan Owner Trust 1998-1A B1, 9.76%, 2/15/2029	7,196
250,000		Banc of America Commercial Mortgage, Inc. 2007-4 A4, 5.744%, 2/10/2051	243,468
800,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Series 2007-CD5, 5.886%, 11/15/2044	782,403
350,000		LB-UBS Commercial Mortgage Trust 2008-C1 A2, 6.324%, 4/15/2041	354,044
100,000		Merrill Lynch Mortgage Trust 2008-C1 AM, 6.461%, 2/12/2051	79,153
400,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Series 2007-6, 5.485%, 03/12/2051	361,595
315,000		Morgan Stanley Capital I 2006-IQ12 A4, 5.332%, 12/15/2043	311,797
250,000		Morgan Stanley Capital, Inc. A4, 5.880%, 6/11/2049	245,200
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $2,431,187)	2,384,856
		Collateralized Mortgage Obligations – 0.5%
800,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4 A3, 5.293%, 12/11/2049	781,983
450,000		JP Morgan Chase Commercial Mortgage Securities 2007-C1 A4, 5.716%, 2/15/2051	421,136
5,306	[2,3]	SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 7.719%, 1/28/2027	4,244
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,257,635)	1,207,363
		Corporate Bonds – 7.1%
		Basic Industry - Chemicals – 0.1%
95,000		Dow Chemical Co., Note, 8.550%, 05/15/2019	112,853
40,000		Du Pont (E.I.) de Nemours & Co., 5.000%, 01/15/2013	43,424
100,000		Praxair, Inc., 4.625%, 03/30/2015	109,013
35,000		Rohm & Haas Co., 6.000%, 09/15/2017	37,064
		TOTAL	302,354
		Basic Industry - Metals & Mining – 0.4%
80,000		Alcan, Inc., 5.000%, 06/01/2015	85,632
70,000		Alcoa, Inc., Note, 5.550%, 02/01/2017	68,340
90,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 06/01/2019	105,569
10,000		BHP Finance (USA), Inc., 6.500%, 04/01/2019	11,673
Semi-Annual Shareholder Report
14

Shares or Principal Amount			Value in U.S. Dollars
$200,000		Barrick Gold Corp., 6.950%, 04/01/2019	232,510
120,000		Newmont Mining Corp., Company Guarantee, 5.875%, 04/01/2035	116,182
120,000		Rio Tinto Finance USA Ltd., 5.875%, 07/15/2013	130,973
100,000	[2,3]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.500%, 11/16/2011	104,706
		TOTAL	855,585
		Basic Industry - Paper – 0.1%
30,000		International Paper Co., Sr. Unsecd. Note, 7.500%, 08/15/2021	34,287
20,000		Louisiana-Pacific Corp., 8.875%, 08/15/2010	20,475
150,000		Pope & Talbot, Inc., 8.375%, 6/1/2013	15
100,000		Weyerhaeuser Co., Deb., 7.375%, 03/15/2032	97,678
		TOTAL	152,455
		Capital Goods - Aerospace & Defense – 0.1%
50,000	[2,3]	BAE Systems Holdings, Inc., 5.200%, 08/15/2015	54,266
100,000		Boeing Co., 4.875%, 02/15/2020	107,350
25,000		Lockheed Martin Corp., Sr. Note, 4.121%, 03/14/2013	26,647
		TOTAL	188,263
		Capital Goods - Building Materials – 0.0%
50,000		RPM International, Inc., 6.500%, 02/15/2018	54,242
40,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	42,790
		TOTAL	97,032
		Capital Goods - Diversified Manufacturing – 0.1%
20,000		Dover Corp., Note, 5.450%, 03/15/2018	22,113
70,000		Emerson Electric Co., 4.875%, 10/15/2019	75,860
68,000	[2,3]	Hutchison Whampoa International Ltd., 6.500%, 02/13/2013	74,124
100,000		Roper Industries, Inc., Sr. Unsecd. Note, 6.250%, 09/01/2019	108,039
90,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, 6.000%, 02/15/2067	66,150
		TOTAL	346,286
		Capital Goods - Environmental – 0.1%
110,000	[2,3]	Republic Services, Inc., Sr. Unsecd. Note, Series 144A, 5.500%, 09/15/2019	116,543
25,000		Waste Management, Inc., 7.375%, 03/11/2019	29,839
		TOTAL	146,382
		Capital Goods - Packaging – 0.0%
40,000		Pactiv Corp., 6.400%, 01/15/2018	41,311
		Communications - Media & Cable – 0.2%
27,000		Comcast Cable Communications Holdings, Company Guarantee, 8.375%, 03/15/2013	31,373
Semi-Annual Shareholder Report
15

Shares or Principal Amount			Value in U.S. Dollars
$100,000		Comcast Corp., 7.050%, 03/15/2033	111,891
100,000		Comcast Corp., Company Guarantee, 6.500%, 01/15/2017	112,381
120,000		Time Warner Cable, Inc., Company Guarantee, 6.750%, 06/15/2039	128,828
20,000		Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	24,335
50,000		Time Warner Cable, Inc., Company Guarantee, 8.750%, 02/14/2019	62,245
50,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.850%, 05/01/2017	54,502
		TOTAL	525,555
		Communications - Media Noncable – 0.1%
120,000		News America Holdings, Inc., Sr. Deb., 9.250%, 02/01/2013	141,076
90,000		News America, Inc., 5.650%, 08/15/2020	97,578
		TOTAL	238,654
		Communications - Telecom Wireless – 0.2%
130,000		AT&T Wireless Services, Inc., 8.750%, 03/01/2031	173,277
90,000		America Movil S.A.B. de C.V., Note, 5.750%, 01/15/2015	99,136
20,000		Vodafone Group PLC, 5.350%, 02/27/2012	21,087
90,000		Vodafone Group PLC, Note, 5.625%, 02/27/2017	97,562
		TOTAL	391,062
		Communications - Telecom Wirelines – 0.2%
15,000		CenturyTel, Inc., Sr. Note, 6.150%, 09/15/2019	14,608
150,000		Deutsche Telekom International Finance BV, 4.875%, 07/08/2014	160,371
45,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 07/08/2019	48,254
100,000		Telefonica SA, Sr. Note, 5.855%, 02/04/2013	107,286
40,000		Verizon Communications, Inc., 6.100%, 04/15/2018	44,550
50,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.350%, 04/01/2019	56,986
		TOTAL	432,055
		Consumer Cyclical - Automotive – 0.0%
70,000		DaimlerChrysler North America Holding Corp., 6.500%, 11/15/2013	77,496
		Consumer Cyclical - Entertainment – 0.2%
80,000		International Speedway Corp., 5.400%, 04/15/2014	86,350
280,000		Time Warner, Inc., Company Guarantee, 6.875%, 05/01/2012	305,346
		TOTAL	391,696
		Consumer Cyclical - Lodging – 0.0%
50,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.000%, 12/01/2016	48,595
		Consumer Cyclical - Retailers – 0.2%
179,755	[2,3]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 01/11/2027	176,061
60,000		Costco Wholesale Corp., 5.300%, 03/15/2012	64,361
20,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.750%, 02/15/2018	20,150
Semi-Annual Shareholder Report
16

Shares or Principal Amount			Value in U.S. Dollars
$70,000		Target Corp., Note, 5.875%, 07/15/2016	81,054
40,000		Wal-Mart Stores, Inc., 6.200%, 04/15/2038	44,682
		TOTAL	386,308
		Consumer Non-Cyclical - Food/Beverage – 0.3%
90,000	[2,3]	Bacardi Ltd., Sr. Note, 7.450%, 04/01/2014	103,942
70,000		Bottling Group LLC, Note, 5.500%, 04/01/2016	79,090
30,000		Coca-Cola Enterprises, Inc., 4.250%, 03/01/2015	32,136
80,000		Diageo Capital PLC, Company Guarantee, 7.375%, 01/15/2014	93,454
60,000		General Mills, Inc., Note, 5.700%, 02/15/2017	67,901
125,000		Kraft Foods, Inc., Note, 5.250%, 10/01/2013	137,406
100,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 02/01/2018	110,562
50,000		PepsiCo, Inc., 4.650%, 02/15/2013	54,048
30,000		Ralcorp Holdings, Inc., Company Guarantee, 6.625%, 08/15/2039	31,107
15,000		Sysco Corp., Sr. Note, 5.375%, 03/17/2019	16,562
		TOTAL	726,208
		Consumer Non-Cyclical - Health Care – 0.1%
50,000		Boston Scientific Corp., 4.500%, 01/15/2015	48,686
50,000		Boston Scientific Corp., 6.000%, 01/15/2020	48,487
20,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.25%, 6/15/2019	23,957
75,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.400%, 07/01/2017	85,444
		TOTAL	206,574
		Consumer Non-Cyclical - Pharmaceuticals – 0.1%
40,000		Abbott Laboratories, 5.150%, 11/30/2012	43,708
100,000		Genentech, Inc., Note, 4.750%, 07/15/2015	109,107
80,000		Pfizer, Inc., Sr. Unsecd. Note, 6.200%, 03/15/2019	92,661
		TOTAL	245,476
		Consumer Non-Cyclical - Products – 0.0%
45,000		Philips Electronics NV, 5.750%, 03/11/2018	50,168
		Consumer Non-Cyclical - Supermarkets – 0.0%
25,000		Kroger Co., Bond, 6.900%, 04/15/2038	29,421
		Consumer Non-Cyclical - Tobacco – 0.0%
70,000		Altria Group, Inc., 9.250%, 08/06/2019	83,294
		Energy - Independent – 0.1%
120,000		Canadian Natural Resources Ltd., 4.900%, 12/01/2014	129,416
30,000		EOG Resources, Inc., Note, 5.625%, 06/01/2019	33,288
25,000		Pemex Project Funding Master, 5.750%, 12/15/2015	26,234
80,000	[2,3]	Petroleos Mexicanos, Series 144A, 4.875%, 3/15/2015	82,026
Semi-Annual Shareholder Report
17

Shares or Principal Amount			Value in U.S. Dollars
$20,000		XTO Energy, Inc., 6.750%, 08/01/2037	24,033
25,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.250%, 08/01/2017	28,955
		TOTAL	323,952
		Energy - Integrated – 0.1%
60,000		Conoco, Inc., Sr. Note, 6.950%, 04/15/2029	71,486
100,000		ConocoPhillips Australia Funding Co., 5.500%, 04/15/2013	109,856
35,000		Petro-Canada, Deb., 7.000%, 11/15/2028	38,568
33,340	[2,3]	Qatar Petroleum, 5.579%, 05/30/2011	34,147
100,000	[2,3]	Statoil ASA, 5.125%, 04/30/2014	110,323
		TOTAL	364,380
		Energy - Oil Field Services – 0.0%
50,000		Noble Drilling Corp., Sr. Note, 7.5%, 3/15/2019	58,179
25,000		Weatherford International Ltd., 6.000%, 03/15/2018	26,004
20,000		Weatherford International Ltd., 7.000%, 03/15/2038	19,305
		TOTAL	103,488
		Energy - Refining – 0.1%
110,000		Premcor Refining Group, Inc., 6.125%, 05/01/2011	114,705
25,000		Valero Energy Corp., 9.375%, 03/15/2019	29,735
		TOTAL	144,440
		Financial Institution - Banking – 1.0%
50,000		Bank of America Corp., Sr. Note, 5.375%, 06/15/2014	51,444
120,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	132,932
100,000	[2,3]	Barclays Bank PLC, 5.926%, 12/31/2049	77,625
70,000		Capital One Financial Corp., Sr. Note, 7.375%, 05/23/2014	79,712
80,000		Citigroup, Inc., Note, 5.125%, 05/05/2014	81,285
60,000	[2,3]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.750%, 10/15/2014	61,169
200,000		First Union Institutional, Bond, 8.04%, 12/1/2026	201,000
50,000		Goldman Sachs Group, Inc., 6.125%, 02/15/2033	46,827
150,000		Goldman Sachs Group, Inc., Sr. Note, 6.150%, 04/01/2018	154,104
320,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 01/15/2015	330,008
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	84,750
100,000		HSBC Finance Corp., 5.000%, 06/30/2015	103,516
75,000		Household Finance Corp., Unsecd. Note, 4.75%, 7/15/2013	78,442
90,000		M & T Bank Corp., 5.375%, 05/24/2012	95,904
30,000		Merrill Lynch & Co., Inc., Sr. Unsecd. Note, 6.050%, 08/15/2012	31,705
100,000		Morgan Stanley Group, Inc., 5.300%, 03/01/2013	102,838
Semi-Annual Shareholder Report
18

Shares or Principal Amount			Value in U.S. Dollars
$100,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 04/01/2018	103,033
30,000		Northern Trust Corp., 4.625%, 05/01/2014	32,356
15,000		PNC Funding Corp., Sub. Note, 5.625%, 02/01/2017	15,783
470,547	[2,3]	Regional Diversified Funding, 9.250%, 03/15/2030	275,726
20,000		State Street Corp., Sr. Note, 4.300%, 05/30/2014	21,153
100,000		U.S. Bank, N.A., 6.300%, 02/04/2014	112,037
140,000		Wachovia Corp., 5.750%, 02/01/2018	149,895
40,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	41,122
		TOTAL	2,464,366
		Financial Institution - Brokerage – 0.3%
220,000		Blackrock, Inc., 6.250%, 09/15/2017	249,324
50,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.950%, 06/01/2014	53,947
40,000		Eaton Vance Corp., 6.500%, 10/02/2017	43,922
100,000	[2,3]	FMR LLC, 4.75%, 3/01/2013	104,752
25,000		Janus Capital Group, Inc., Sr. Note, 6.500%, 06/15/2012	25,799
30,000		Janus Capital Group, Inc., Sr. Note, 6.950%, 06/15/2017	30,710
95,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.500%, 07/15/2019	106,805
60,000		Lehman Brothers Holdings, Note, 4.80%, 3/13/2014	12,750
30,000		Nuveen Investments, 5.00%, 9/15/2010	30,000
30,000		Nuveen Investments, 5.500%, 09/15/2015	22,950
75,000		Raymond James Financial, Inc., 8.600%, 08/15/2019	86,162
		TOTAL	767,121
		Financial Institution - Finance Noncaptive – 0.5%
160,000		American Express Co., Sr. Unsecd. Note, 8.125%, 05/20/2019	194,976
60,000		American Express Credit Corp., Sr. Unsecd. Note, 5.125%, 08/25/2014	64,171
100,000		American International Group, Inc., Sr. Note, 4.700%, 10/01/2010	99,775
120,000		Berkshire Hathaway, Inc., Company Guarantee, 5.000%, 08/15/2013	130,543
120,000		Capital One Capital IV, 6.745%, 02/17/2037	100,200
20,000		Capital One Capital V, 10.250%, 08/15/2039	21,625
510,000		General Electric Capital Corp., 5.625%, 05/01/2018	531,881
30,000		General Electric Capital Corp., Note, Series MTN, 6.750%, 03/15/2032	31,135
80,000		International Lease Finance Corp., 4.875%, 09/01/2010	79,800
30,000	[2,3]	Macquarie Group Ltd., Note, Series 144A, 7.625%, 8/13/2019	33,404
		TOTAL	1,287,510
		Financial Institution - Insurance - Health – 0.1%
50,000		CIGNA Corp., 6.350%, 03/15/2018	55,106
50,000		UnitedHealth Group, Inc., Bond, 6.000%, 02/15/2018	54,958
Semi-Annual Shareholder Report
19

Shares or Principal Amount			Value in U.S. Dollars
$50,000		Wellpoint, Inc., 5.850%, 01/15/2036	48,538
		TOTAL	158,602
		Financial Institution - Insurance - Life – 0.7%
100,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	115,204
100,000	[2,3]	Massachusetts Mutual Life Insurance Co., Sub. Note, 8.875%, 06/01/2039	131,711
90,000		MetLife, Inc., 6.750%, 06/01/2016	100,919
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 08/01/2069	11,911
80,000	[2,3]	New York Life Insurance Co., Sub. Note, 6.750%, 11/15/2039	89,531
300,000	[2,3]	Pacific LifeCorp., Bond, 6.600%, 09/15/2033	285,609
50,000		Prudential Financial, Inc., 5.150%, 01/15/2013	52,968
40,000		Prudential Financial, Inc., 6.625%, 12/01/2037	42,344
10,000		Prudential Financial, Inc., Sr. Note, 7.375%, 06/15/2019	11,435
100,000		Prudential Financial, Inc., Sr. Unsecd. Note, 4.750%, 09/17/2015	103,422
750,000	[2]	Union Central Life Ins Co., Note, 8.20%, 11/1/2026	707,218
		TOTAL	1,652,272
		Financial Institution - Insurance - P&C – 0.2%
80,000		ACE INA Holdings, Inc., Sr. Note, 5.700%, 02/15/2017	86,873
80,000		CNA Financial Corp., 6.500%, 08/15/2016	82,764
15,000		Chubb Corp., Sr. Note, 5.750%, 05/15/2018	16,489
50,000		Horace Mann Educators Corp., Sr. Note, 6.850%, 04/15/2016	51,029
100,000	[2,3]	Liberty Mutual Group, Inc., Unsecd. Note, 5.750%, 03/15/2014	103,270
30,000	[2,3]	Nationwide Mutual Insurance Co., Note, Series 144A, 9.375%, 08/15/2039	34,342
10,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.500%, 12/01/2015	11,136
		TOTAL	385,903
		Financial Institution - REITs – 0.2%
45,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.700%, 03/15/2017	48,248
75,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	78,825
40,000		Equity One, Inc., Bond, 6.000%, 09/15/2017	40,032
40,000		Liberty Property LP, 6.625%, 10/01/2017	42,239
120,000		Prologis, Sr. Note, 5.500%, 04/01/2012	125,493
20,000		Prologis, Sr. Note, 7.625%, 8/15/2014	21,364
40,000		Simon Property Group LP, 6.750%, 05/15/2014	44,391
50,000		Simon Property Group, Inc., 6.350%, 08/28/2012	54,264
		TOTAL	454,856
Semi-Annual Shareholder Report
20

Shares or Principal Amount			Value in U.S. Dollars
		Foreign-Local-Government – 0.0%
$50,000		Quebec, Province of, Note, Series MTNA, 7.035%, 3/10/2026	63,690
		Municipal Services – 0.1%
140,000	[2,3]	Army Hawaii Family Housing, 5.524%, 6/15/2050	122,112
100,000	[2,3]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/01/2050	86,682
		TOTAL	208,794
		Technology – 0.3%
20,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.500%, 02/22/2016	22,688
40,000		Dell Computer Corp., Deb., 7.100%, 04/15/2028	46,838
60,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.500%, 03/15/2011	61,990
105,000		Fiserv, Inc., Sr. Note, 6.800%, 11/20/2017	118,000
50,000		Harris Corp., 5.950%, 12/01/2017	55,364
60,000		Hewlett-Packard Co., Note, 5.400%, 03/01/2017	66,874
200,000		IBM Corp., Sr. Note, 5.700%, 09/14/2017	227,869
100,000		Oracle Corp., Sr. Unsecd. Note, Series WI, 5.000%, 01/15/2011	102,703
		TOTAL	702,326
		Transportation - Railroads – 0.1%
100,000		Burlington Northern Santa Fe Corp., 4.875%, 01/15/2015	108,378
50,000		Union Pacific Corp., 4.875%, 01/15/2015	53,410
45,000		Union Pacific Corp., Bond, 6.625%, 2/01/2029	49,605
		TOTAL	211,393
		Transportation - Services – 0.0%
75,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	83,621
		Utility - Electric – 0.5%
60,000		Appalachian Power Co., Sr. Unsecd. Note, 7.950%, 01/15/2020	74,069
50,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	48,717
50,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.800%, 03/15/2018	55,177
40,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.500%, 09/15/2016	44,054
10,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.650%, 04/01/2019	11,855
60,000	[2,3]	Electricite De France SA, 5.50%, 1/26/2014	66,746
90,000		FirstEnergy Solutions Co, Company Guarantee, 4.800%, 2/15/2015	92,970
50,000		FirstEnergy Solutions Co, Company Guarantee, 6.05%, 8/15/2021	49,682
83,270	[2,3]	Great River Energy, 1st Mtg. Note, 5.829%, 07/01/2017	91,878
120,000		MidAmerican Energy Co., 4.650%, 10/01/2014	128,891
100,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/01/2018	136,847
30,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.250%, 03/01/2018	32,633
Semi-Annual Shareholder Report
21

Shares or Principal Amount		Value in U.S. Dollars
$60,000	PPL Energy Supply LLC, Sr. Unsecd. Note, 6.000%, 12/15/2036	62,989
40,000	Progress Energy, Inc., 7.050%, 03/15/2019	46,324
100,000	Union Electric Co., 6.000%, 04/01/2018	108,267
120,000	Virginia Electric & Power Co., Sr. Unsecd. Note, 5.000%, 06/30/2019	128,001
80,000	Virginia Electric & Power Co., Sr. Unsecd. Note, 5.100%, 11/30/2012	86,760
	TOTAL	1,265,860
	Utility - Natural Gas Distributor – 0.1%
120,000	Atmos Energy Corp., 5.125%, 01/15/2013	128,322
15,000	Atmos Energy Corp., 8.500%, 03/15/2019	18,728
60,000	Sempra Energy, Sr. Unsecd. Note, 6.500%, 06/01/2016	68,864
	TOTAL	215,914
	Utility - Natural Gas Pipelines – 0.2%
100,000	Duke Capital Corp., Sr. Note, 6.250%, 02/15/2013	109,107
70,000	Enbridge, Inc., Sr. Note, 5.600%, 04/01/2017	76,521
110,000	Enterprise Products Operating LLC, Company Guarantee, 9.750%, 01/31/2014	132,848
100,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 03/15/2035	91,117
	TOTAL	409,593
	TOTAL CORPORATE BONDS (IDENTIFIED COST $16,721,354)	17,230,311
	Governments/Agencies – 0.0%
	Sovereign – 0.0%
75,000	United Mexican States, 6.625%, 03/03/2015	85,125
30,000	United Mexican States, Series MTNA, 6.750%, 09/27/2034	33,241
	TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $106,616)	118,366
	Mortgage-Backed Securities – 0.4%
8,347	Federal Home Loan Mortgage Corp. Pool C00592, 7.000%, 3/1/2028	9,234
6,508	Federal Home Loan Mortgage Corp. Pool C00896, 7.500%, 12/1/2029	7,155
17,505	Federal Home Loan Mortgage Corp. Pool C17281, 6.500%, 11/1/2028	19,366
15,685	Federal Home Loan Mortgage Corp. Pool C19588, 6.500%, 12/1/2028	17,369
5,045	Federal Home Loan Mortgage Corp. Pool C25621, 6.500%, 5/1/2029	5,578
20,858	Federal Home Loan Mortgage Corp. Pool C76361, 6.000%, 2/1/2033	22,795
59,645	Federal Home Loan Mortgage Corp. Pool E01545, 5.000%, 15 Year, 1/1/2019	63,891
3,275	Federal Home Loan Mortgage Corp. Pool E20252, 7.000%, 15 Year, 7/1/2011	3,357
Semi-Annual Shareholder Report
22

Shares or Principal Amount		Value in U.S. Dollars
$1,158	Federal Home Loan Mortgage Corp. Pool E77591, 6.500%, 7/1/2014	1,234
13,525	Federal Home Loan Mortgage Corp. Pool E99510, 5.500%, 9/1/2018	14,610
17,915	Federal Home Loan Mortgage Corp. Pool G01444, 6.500%, 8/1/2032	19,835
11,652	Federal National Mortgage Association Pool 251697, 6.500%, 30 Year, 5/1/2028	12,874
29,681	Federal National Mortgage Association Pool 252334, 6.500%, 30 Year, 2/1/2029	32,101
65,968	Federal National Mortgage Association Pool 254720, 4.500%, 5/1/2018	69,834
65,897	Federal National Mortgage Association Pool 254802, 4.500%, 7/1/2018	69,748
31,093	Federal National Mortgage Association Pool 254905, 6.000%, 10/1/2033	33,941
63,340	Federal National Mortgage Association Pool 255075, 5.500%, 2/1/2024	68,007
71,811	Federal National Mortgage Association Pool 255079, 5.000%, 2/1/2019	76,819
2,948	Federal National Mortgage Association Pool 303168, 9.500%, 30 Year, 2/1/2025	3,459
1,671	Federal National Mortgage Association Pool 323159, 7.500%, 4/1/2028	1,834
13,438	Federal National Mortgage Association Pool 323640, 7.500%, 4/1/2029	14,748
532	Federal National Mortgage Association Pool 323970, 7.000%, 15 Year, 10/1/2014	566
26,108	Federal National Mortgage Association Pool 428865, 7.000%, 6/1/2028	28,860
2,643	Federal National Mortgage Association Pool 443215, 6.000%, 10/1/2028	2,882
1,514	Federal National Mortgage Association Pool 511365, 7.000%, 8/1/2029	1,686
279	Federal National Mortgage Association Pool 514184, 7.500%, 9/1/2029	307
58,337	Federal National Mortgage Association Pool 545993, 6.000%, 11/1/2032	63,737
23,611	Federal National Mortgage Association Pool 555272, 6.000%, 3/1/2033	25,804
53,380	Federal National Mortgage Association Pool 713974, 5.500%, 7/1/2033	57,016
73,699	Federal National Mortgage Association Pool 721502, 5.000%, 7/1/2033	77,508
1,431	Government National Mortgage Association Pool 352214, 7.000%, 4/15/2023	1,577
5,685	Government National Mortgage Association Pool 451522, 7.500%, 30 Year, 10/15/2027	6,225
12,909	Government National Mortgage Association Pool 462556, 6.500%, 2/15/2028	14,299
480	Government National Mortgage Association Pool 462739, 7.500%, 5/15/2028	526
678	Government National Mortgage Association Pool 464835, 6.500%, 9/15/2028	751
10,632	Government National Mortgage Association Pool 469699, 7.000%, 11/15/2028	11,798
Semi-Annual Shareholder Report
23

Shares or Principal Amount			Value in U.S. Dollars
$11,651		Government National Mortgage Association Pool 486760, 6.500%, 12/15/2028	12,910
2,159		Government National Mortgage Association Pool 780339, 8.000%, 30 Year, 12/15/2023	2,366
14,663		Government National Mortgage Association Pool 780453, 7.500%, 30 Year, 12/15/2025	16,043
13,041		Government National Mortgage Association Pool 780584, 7.000%, 30 Year, 6/15/2027	14,468
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $850,089)	907,118
		MUNICIPAL – 0.0%
		Illinois – 0.0%
90,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038 (IDENTIFIED COST $90,000)	99,574
		U.S. Treasury – 2.3%
1,700,000	[4,5]	United States Treasury Bill, 0.15%, 7/22/2010	1,699,642
2,950,000	[4,5]	United States Treasury Bill, 0.095%, 8/5/2010	2,949,228
800,000	[4]	United States Treasury Bond, 3.500%, 2/15/2039	703,875
100,000	[4]	United States Treasury Note, 3.125%, 8/31/2013	105,453
		TOTAL U.S. TREASURY (IDENTIFIED COST $5,475,796)	5,458,198
		EXCHANGE-TRADED FUNDS – 17.4%
266,862		iShares MSCI Emerging Market Index Fund	10,167,442
13,259		iShares MSCI Brazil Index Fund	842,079
468,939		iShares Russell 2000 Index Fund	31,067,209
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $34,802,119)	42,076,730
		MUTUAL FUNDS – 39.6%;6
226,190		Emerging Markets Fixed Income Core Fund	5,510,014
290,142		Federated InterContinental Fund, Institutional Shares	11,272,026
562,861		Federated Mid Cap Growth Strategies Fund, Institutional Shares	16,548,110
902,351		Federated Mortgage Core Portfolio	9,167,888
100,296		Federated Project and Trade Finance Core Fund	995,939
2,441,879		High Yield Bond Portfolio	15,237,326
Semi-Annual Shareholder Report
24

Shares or Principal Amount			Value in U.S. Dollars
37,402,483	[7]	Prime Value Obligations Fund, Institutional Shares, 0.24%	37,402,483
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $95,438,039)	96,133,786
		TOTAL INVESTMENTS — 100.6% (IDENTIFIED COST $232,802,262)[8]	243,905,897
		OTHER ASSETS AND LIABILITIES - NET — (0.6)%[9]	(1,393,814)
		TOTAL NET ASSETS — 100%	$242,512,083

At May 31, 2010, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
1CAC 40 Index Short Futures	142	$4,967,870	June 2010	$91,333
1IBEX 35 Index Short Futures	12	$1,123,980	June 2010	$(589)
1OMX 30 Index Short Futures	104	$10,186,800	June 2010	$25,035
[1]Hang Seng Index Short Futures	5	$4,929,000	June 2010	$(15,917)
[1]Topix Index Short Futures	6	$52,980,000	June 2010	$40,517
[1]United States Treasury Bonds 30-Year Short Futures	6	$735,938	September 2010	$11,331
[1]United States Treasury Notes 2-Year Short Futures	30	$6,544,219	September 2010	$(7,565)
[1]United States Treasury Notes 5-Year Short Futures	50	$5,833,594	September 2010	$17,080
[1]United States Treasury Notes 10-Year Short Futures	10	$1,198,750	September 2010	$2,478
1AEX Index Long Futures	73	$4,688,060	June 2010	$(139,361)
1DAX Index Long Futures	14	$2,079,875	June 2010	$(7,375)
1KOSPI 200 Index Long Futures	9	$951,300,000	June 2010	$(64,476)
1SGX MSCI Singapore Index Long Futures	9	$586,800	June 2010	$7,651
1S&P 500 Index Long Futures	153	$41,635,125	June 2010	$(1,936,400)
1FTSE 100 Index Long Futures	19	$985,530	June 2010	$(102,956)
[1]Swiss Market Index Long Futures	34	$2,149,480	June 2010	$(84,850)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(2,164,064)
Semi-Annual Shareholder Report
25

At May 31, 2010, the Fund had the following open swap contract:
Credit Default Swap Counterparty	Goldman Sachs & Co.
Reference Entity	Series 13 Investment Grade Index
Buy/Sell	Sell
Pay/Receive Fixed Rate	1.00%
Expiration Date	12/20/2014
Implied Credit Spread at 5/31/2010[10]	1.24%
Notional Amount	$15,000,000
Market Value	$(60,433)
Upfront Premiums Paid/(Received)	$94,117
Unrealized Depreciation	$(154,550)

At May 31, 2010, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
7/6/2010	6,000,000 Euro	$7,626,120	$(260,395)
7/6/2010	4,179,874 Euro	$5,414,693	$(283,392)
7/6/2010	4,179,874 Euro	$5,373,730	$(242,430)
7/6/2010	9,820,000 Euro	$12,049,140	$6,096
Contracts Sold:
7/6/2010	4,426,410 Euro	$5,989,597	$555,644
7/6/2010	2,213,205 Euro	$3,000,376	$283,399
7/6/2010	2,220,134 Euro	$3,000,000	$274,518
7/6/2010	5,500,000 Euro	$6,989,290	$237,376
7/6/2010	4,720,000 Euro	$5,996,146	$201,776
7/6/2010	5,100,000 Euro	$6,351,336	$90,470
9/15/2010	9,820,000 Euro	$12,057,585	$(7,060)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$856,002

Net Unrealized Appreciation/Depreciation on Futures Contracts, Swap Contract and Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2010, these restricted securities amounted to $3,289,124, which represented 1.4% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At May 31, 2010, these liquid restricted securities amounted to $2,581,906, which represented 1.1% of total net assets.
Semi-Annual Shareholder Report
26

4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Discount rate at time of purchase.
6	Affiliated companies.
7	7-Day net yield.
8	The cost of investments for federal tax purposes amounts to $232,803,695.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
10	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Semi-Annual Shareholder Report
27

The following is a summary of the inputs used, as of May 31, 2010, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds*	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$76,726,372	$ —	$ —	$76,726,372
International	1,563,223	—	—	1,563,223
Debt Securities:
Asset-Backed Securities	—	2,384,856	—	2,384,856
Collateralized Mortgage Obligations	—	1,207,363	—	1,207,363
Corporate Bonds	—	17,230,311	—	17,230,311
Governments/Agencies	—	118,366	—	118,366
Mortgage-Backed Securities	—	907,118	—	907,118
Municipal	—	99,574	—	99,574
U.S. Treasury	—	5,458,198	—	5,458,198
Exchange-Traded Funds	42,076,730	—	—	42,076,730
Mutual Funds	96,133,786	—	—	96,133,786
TOTAL SECURITIES	$216,500,111	$27,405,786	$ —	$243,905,897
OTHER FINANCIAL INSTRUMENTS**	$(2,164,064)	$701,452	$ —	$(1,462,612)
*	Emerging Markets Fixed Income Core Fund (EMCORE) is an affiliated limited partnership offered only to registered investment companies and other accredited investors (see Note 5 to the Financial Statements). EMCORE invests primarily in emerging markets fixed-income securities.
**	Other financial instruments include futures contracts, swap contract and foreign exchange contracts.

The following acronyms are used throughout this portfolio:

MTN	— Medium Term Note
REITs	— Real Estate Investment Trusts

See Notes which are an integral part of the Financial Statements

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28

Statement of Assets and Liabilities

May 31, 2010 (unaudited)

Assets:
Total investments in securities, at value including $96,133,786 of investments in affiliated issuers (Note 5) (identified cost $232,802,262)		$243,905,897
Restricted cash (Note 2)		115,698
Income receivable		490,712
Receivable for investments sold		121,942
Receivable for shares sold		1,045,480
Receivable for foreign exchange contracts		1,649,279
Receivable for periodic payments from swap contracts		29,583
Other receivables		6,213
TOTAL ASSETS		247,364,804
Liabilities:
Payable for investments purchased	$3,001,637
Payable for shares redeemed	241,848
Payable for foreign exchange contracts	793,277
Payable for daily variation margin	524,562
Swaps, at value (premium paid $94,117)	60,433
Payable for Directors'/Trustees' fees	1,256
Payable for distribution services fee (Note 5)	52,342
Payable for shareholder services fee (Note 5)	46,579
Accrued expenses	130,787
TOTAL LIABILITIES		4,852,721
Net assets for 15,726,881 shares outstanding		$242,512,083
Net Assets Consist of:
Paid-in capital		$263,075,281
Net unrealized appreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency		9,620,993
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(31,101,962)
Undistributed net investment income		917,771
TOTAL NET ASSETS		$242,512,083
Semi-Annual Shareholder Report
29

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($136,152,351 ÷ 8,811,966 shares outstanding), no par value, unlimited shares authorized	$15.45
Offering price per share (100/94.50 of $15.45)	$16.35
Redemption proceeds per share	$15.45
Class B Shares:
Net asset value per share ($16,596,219 ÷ 1,081,314 shares outstanding), no par value, unlimited shares authorized	$15.35
Offering price per share	$15.35
Redemption proceeds per share (94.50/100 of $15.35)	$14.50
Class C Shares:
Net asset value per share ($31,961,284 ÷ 2,090,352 shares outstanding), no par value, unlimited shares authorized	$15.29
Offering price per share	$15.29
Redemption proceeds per share (99.00/100 of $15.29)	$15.14
Class K Shares:
Net asset value per share ($48,106,989 ÷ 3,116,659 shares outstanding), no par value, unlimited shares authorized	$15.44
Offering price per share	$15.44
Redemption proceeds per share	$15.44
Institutional Shares:
Net asset value per share ($9,695,240 ÷ 626,590 shares outstanding), no par value, unlimited shares authorized	$15.47
Offering price per share	$15.47
Redemption proceeds per share	$15.47

See Notes which are an integral part of the Financial Statements

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30

Statement of Operations

Six Months Ended May 31, 2010 (unaudited)

Investment Income:
Dividends (including $849,198 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $1,258)		$2,136,903
Interest		739,684
Investment income allocated from affiliated partnership (Note 5)		195,401
TOTAL INCOME		3,071,988
Expenses:
Investment adviser fee (Note 5)	$842,872
Administrative personnel and services fee (Note 5)	154,576
Custodian fees	26,085
Transfer and dividend disbursing agent fees and expenses — Class A Shares	150,372
Transfer and dividend disbursing agent fees and expenses — Class B Shares	24,709
Transfer and dividend disbursing agent fees and expenses — Class C Shares	30,232
Transfer and dividend disbursing agent fees and expenses — Class K Shares	90,280
Transfer and dividend disbursing agent fees and expenses — Institutional Shares	2,684
Directors'/Trustees' fees	4,290
Auditing fees	13,089
Legal fees	3,599
Portfolio accounting fees	76,195
Distribution services fee — Class B Shares (Note 5)	70,886
Distribution services fee — Class C Shares (Note 5)	115,492
Distribution services fee — Class K Shares (Note 5)	121,809
Shareholder services fee — Class A Shares (Note 5)	178,145
Shareholder services fee — Class B Shares (Note 5)	23,629
Shareholder services fee — Class C Shares (Note 5)	38,440
Account administration fee — Class A Shares	1,788
Share registration costs	37,780
Printing and postage	44,972
Insurance premiums	2,332
Miscellaneous	4,734
TOTAL EXPENSES	2,058,990
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Statement of Operations — continued
Waivers, Reimbursements and Expense Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(104,457)
Waiver of administrative personnel and services fee (Note 5)	(31,173)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class A Shares (Note 5)	(51,485)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class B Shares (Note 5)	(7,329)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class C Shares (Note 5)	(3,414)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Institutional Shares (Note 5)	(463)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(27,245)
TOTAL WAIVERS, REIMBURSEMENTS AND EXPENSE REDUCTION		$(225,566)
Net expenses			$1,833,424
Net investment income			1,238,564
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized gain of $49,074 on sales of investments in affiliated issuers) (Note 5)			4,413,251
Net realized gain on futures contracts			2,617,621
Net realized gain on swap contracts			430,004
Net realized gain allocated from affiliated partnership (Note 5)			10,823
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(8,635,309)
Net change in unrealized appreciation of futures contracts			(2,750,043)
Net change in unrealized appreciation of swap contracts			(402,404)
Net realized and unrealized loss on investments, futures contracts, swap contracts and foreign currency transactions			(4,316,057)
Change in net assets resulting from operations			$(3,077,493)

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2010	Year Ended 11/30/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,238,564	$3,626,329
Net realized gain on investments including allocation from affiliated partnership, futures contracts, swap contracts and foreign currency transactions	7,471,699	548,019
Net change in unrealized appreciation/depreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency	(11,787,756)	37,935,648
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(3,077,493)	42,109,996
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(158,051)	(2,629,338)
Class B Shares	(21,313)	(267,729)
Class C Shares	(30,767)	(285,201)
Class K Shares	(50,986)	(384,837)
Institutional Shares	(2,951)	(19,202)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(264,068)	(3,586,307)
Share Transactions:
Proceeds from sale of shares	49,510,372	69,643,362
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2015	—	5,272,582
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2025	—	8,053,895
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2035	—	6,951,526
Net asset value of shares issued to shareholders in payment of distributions declared	249,751	3,363,174
Cost of shares redeemed	(52,062,109)	(70,213,064)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,301,986)	23,071,475
Change in net assets	(5,643,547)	61,595,164
Net Assets:
Beginning of period	248,155,630	186,560,466
End of period (including undistributed (distributions in excess of) net investment income of $917,771 and $(56,725), respectively)	$242,512,083	$248,155,630

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

May 31, 2010 (unaudited)

1. ORGANIZATION

Federated Stock and Bond Fund (the “Fund”), is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class K Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares, Class B Shares, Class C Shares and Class K Shares are presented separately. The primary investment objective of the Fund is to provide relative safety of capital with the possibility of long-term growth of capital and income. Consideration is also given to current income.

On June 15, 2009, the Fund received assets from Federated Target ETF Fund 2015 (FT2015), Federated Target ETF Fund 2025 (FT2025) and Federated Target ETF Fund 2035 (FT2035) (collectively, “Acquired Funds”) as a result of a tax-free reorganization, as follows:

	Shares of the Fund Issued	Acquired Funds Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
FT2015	374,734	$5,272,582	$244,522
FT2025	572,336	8,053,895	705,623
FT2035	494,024	6,951,526	499,642
TOTAL	1,441,094	$20,278,003	$1,449,787	$200,320,350	$220,598,353
1	Unrealized appreciation is included in the Acquired Funds Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
Semi-Annual Shareholder Report
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If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

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Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class K Shares and Institutional Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

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Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 5, 2008, the Fund's domicile and form of organization changed from a Maryland Corporation to a Massachusetts business trust. As of May 31, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland, the Commonwealth of Massachusetts and the Commonwealth of Pennsylvania.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum exposure to loss of the notional value of credit default swaps outstanding at May 31, 2010 is $15,000,000.

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The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in swaps, at value on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized gain (loss) on swap contracts in the Statement of Operations.

Swap contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the Semi-Annual Shareholder Report
38

respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at May 31, 2010, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
Union Central Life Ins Co., Note, 8.20%, 11/1/2026	3/31/1999	$790,785	$707,218

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	—	$ —	Payable for daily variation margin	$(23,324)*
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Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	—	$ —	Payable for daily variation margin	$2,187,388*
Foreign exchange contracts	Receivable for foreign exchange contracts	$1,649,279	Payable for foreign exchange contracts	$793,277
Credit contracts	Receivable for periodic payments from swap contracts	$29,583	Swaps, at value	$60,433
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$1,678,862		$3,017,774
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Total
Interest rate contracts	$ —	$(177,478)	$(177,478)
Equity contracts	$ —	$2,795,099	$2,795,099
Credit contracts	$430,004	$ —	$430,004
TOTAL	$430,004	$2,617,621	$3,047,625
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Forward Currency Contracts	Total
Interest rate contracts	$ —	$(7,565)	$ —	$(7,565)
Equity contracts	$ —	$(2,742,478)	$ —	$(2,742,478)
Foreign exchange contracts	$ —	$ —	$1,229,280	$1,229,280
Credit contracts	$(402,404)	$ —	$ —	$(402,404)
TOTAL	$(402,404)	$(2,750,043)	$1,229,280	$(1,923,167)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 5/31/2010		Year Ended 11/30/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	955,965	$15,294,380	1,851,463	$25,328,003
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2015	—	—	138,737	1,950,574
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2025	—	—	192,254	2,703,126
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2035	—	—	184,524	2,594,400
Shares issued to shareholders in payment of distributions declared	9,189	147,485	182,962	2,452,902
Shares redeemed	(1,716,820)	(27,295,699)	(2,550,336)	(34,968,933)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(751,666)	$(11,853,834)	(396)	$60,072
	Six Months Ended 5/31/2010		Year Ended 11/30/2009
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	111,671	$1,780,286	274,805	$3,808,687
Shares issued to shareholders in payment of distributions declared	1,269	20,304	19,052	250,988
Shares redeemed	(322,376)	(5,120,472)	(656,572)	(8,884,783)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(209,436)	$(3,319,882)	(362,715)	$(4,825,108)
	Six Months Ended 5/31/2010		Year Ended 11/30/2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	680,132	$10,713,478	1,002,107	$13,808,180
Shares issued to shareholders in payment of distributions declared	1,789	28,514	19,606	258,296
Shares redeemed	(409,980)	(6,451,216)	(783,732)	(10,601,445)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	271,941	$4,290,776	237,981	$3,465,031
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	Six Months Ended 5/31/2010		Year Ended 11/30/2009
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	873,165	$14,004,739	1,822,012	$25,416,459
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2015	—	—	192,931	2,716,507
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2025	—	—	339,137	4,775,071
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2035	—	—	269,074	3,788,720
Shares issued to shareholders in payment of distributions declared	3,172	50,979	28,544	384,790
Shares redeemed	(774,197)	(12,397,451)	(1,080,496)	(15,220,214)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	102,140	$1,658,267	1,571,202	$21,861,333
	Six Months Ended 5/31/2010		Period Ended 11/30/2009[1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	499,874	$7,717,489	86,196	$1,282,033
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2015	—	—	43,066	605,501
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2025	—	—	40,945	575,698
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2035	—	—	40,426	568,406
Shares issued to shareholders in payment of distributions declared	154	2,469	1,079	16,198
Shares redeemed	(50,816)	(797,271)	(34,334)	(537,689)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	449,212	$6,922,687	177,378	$2,510,147
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(137,809)	$(2,301,986)	1,623,450	$23,071,475
1	Reflects operations from June 12, 2009, (date of initial investment) to November 30, 2009.
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4. FEDERAL TAX INFORMATION

At May 31, 2010, the cost of investments for federal tax purposes was $232,803,695. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, outstanding foreign currency commitments, futures contracts and swap contracts was $11,102,202. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,474,052 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,371,850.

At November 30, 2009, the Fund had a capital loss carryforward of $32,829,608 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$1,244,627
2015	$1,453,609
2016	$25,710,105
2017	$4,421,267

As a result of the tax-free transfer of assets from Vintage Balanced Fund, Federated Target ETF Fund 2015, Federated Target ETF Fund 2025 and Federated Target ETF Fund 2035, certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp. is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to: (a) a maximum of 0.55% of the average daily net assets of the Fund; and (b) 4.50% of the gross income of the Fund, excluding gains or losses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2010, the Adviser voluntarily waived $47,733 of its fee. For the six months ended May 31, 2010, an affiliate of the Adviser reimbursed $62,691 of transfer and dividend disbursing agent fees and expenses.

Certain of the Fund's assets are managed by Federated Investment Management Company (FIMCO) and Federated Equity Management Company of Pennsylvania (FEMCOPA) (the “Sub-Advisers”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Advisers, the Sub-Advisers receive an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended May 31, 2010, FIMCO and FEMCOPA earned fees of $90,618 and $403,870, respectively.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2010, the net fee paid to FAS was 0.100% of average daily net assets of the Fund. FAS waived $31,173 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2010, FSC retained $1,113 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2010, FSC retained $3,157 in sales charges from the sale of Class A Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended May 31, 2010, FSSC did not receive any fees paid by the Fund.

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Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that total annual fund operating expenses (as shown in the financial highlights, but excluding expenses allocated from affiliated partnerships) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class K Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.25%, 2.05%, 2.05%, 1.75% and 1.00% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) January 31, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended May 31, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $108,704 and $28,889, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

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Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2010, the Adviser reimbursed $56,724. Transactions with affiliated companies during the six months ended May 31, 2010, were as follows:

Affiliates	Balance of Shares Held 11/30/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2010	Value	Dividend Income/ Affiliated Investment Income
Emerging Markets Fixed Income Core Fund	199,106	47,680	20,596	226,190	$5,510,014	$195,401
Federated InterContinental Fund, Institutional Shares	—	290,142	—	290,142	11,272,026	—
Federated Mid Cap Growth Strategies Fund, Institutional Shares	—	562,861	—	562,861	16,548,110	—
Federated Mortgage Core Portfolio	946,934	211,726	256,309	902,351	9,167,888	232,733
Federated Project and Trade Finance Core Fund	—	100,296	—	100,296	995,939	5,938
High Yield Bond Portfolio	1,867,382	694,689	120,192	2,441,879	15,237,326	591,376
Prime Value Obligations Fund, Institutional Shares	36,095,022	87,398,129	86,090,668	37,402,483	37,402,483	19,151
TOTAL OF AFFILIATED TRANSACTIONS	39,108,444	89,305,523	86,487,765	41,926,202	$96,133,786	$1,044,599

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust (“Core Trust”), which is managed by FIMCO, an affiliate to the Fund's adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a portfolio of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed-income securities. The investment objective of Federated Mortgage Core Portfolio, a portfolio of Core Trust, is to provide total return. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website or upon request from the Fund.

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The Fund may also invest in portfolios of Federated Core Trust II, L.P. (“Core Trust II”), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling, an affiliate to the Fund's Adviser. Core Trust II is a limited partnership established under the laws of the state of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of EMCORE, a series of Core Trust II, is to achieve total return on its assets. Federated receives no advisory or administrative fees from the Funds within Core Trust II. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of EMCORE. A copy of EMCORE's financial statements is available on the EDGAR Database on the SEC's website or upon request from the Fund.

6. EXPENSE Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended May 31, 2010, the Fund's expenses were reduced by $27,245 under these arrangements.

7. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2010, were as follows:

Purchases	$189,063,866
Sales	$187,684,119

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2010, there were no outstanding loans. During the six months ended May 31, 2010, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2010, there were no outstanding loans. During the six months ended May 31, 2010, the program was not utilized.

10. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual Semi-Annual Shareholder Report
47

fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

11. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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Evaluation and Approval of Advisory Contract - May 2010

Federated Stock and Bond Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2010. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadvisers. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadvisers for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadvisers' investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. Semi-Annual Shareholder Report
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With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the three-year and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research Semi-Annual Shareholder Report
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services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

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The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Stock and Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313911505

Q450549 (7/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Stock and Bond Fund

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	July 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	July 21, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	July 21, 2010